UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21638
JPMorgan Institutional Trust
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 343-1111
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Core Bond Trust

Ticker: N/A
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Trust (the "Fund") for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Trust	$7	0.15%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,668,968
Total number of portfolio holdings	2,534
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT, you can find additional information about the Fund, including the Fund’s:
  Financial information
  Fund holdings
INSTT-826
JPMorgan Core Bond Trust

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Financial Statements
JPMorgan Institutional Trust Funds
August 31, 2026 (Unaudited)
JPMorgan Core Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 33.6%
U.S. Treasury Bonds
6.13%, 11/15/2027	200	204
4.38%, 2/15/2038	160	155
3.50%, 2/15/2039	220	193
4.25%, 5/15/2039	30	28
4.50%, 8/15/2039	30	29
1.13%, 5/15/2040	7,104	4,372
4.38%, 5/15/2040	60	56
3.88%, 8/15/2040	45	40
4.25%, 11/15/2040	90	83
2.25%, 5/15/2041	14,975	10,593
4.38%, 5/15/2041	30	28
2.00%, 11/15/2041	515	346
3.00%, 5/15/2042	200	154
2.75%, 11/15/2042	12,650	9,298
4.00%, 11/15/2042	14,400	12,574
3.13%, 2/15/2043	455	352
3.88%, 2/15/2043	695	595
2.88%, 5/15/2043	15,720	11,664
3.63%, 8/15/2043	73,415	60,444
3.75%, 11/15/2043	24,928	20,821
3.63%, 2/15/2044	120	98
3.38%, 5/15/2044	29,995	23,609
4.13%, 8/15/2044	4,465	3,895
3.00%, 11/15/2044	8,200	6,045
3.00%, 5/15/2045	365	267
3.00%, 11/15/2045	630	458
2.38%, 11/15/2049	37,120	22,600
1.25%, 5/15/2050	790	358
1.38%, 8/15/2050	30,659	14,308
1.63%, 11/15/2050	26,925	13,403
1.88%, 2/15/2051	18,386	9,737
2.38%, 5/15/2051	15,863	9,461
2.00%, 8/15/2051	1,015	550
2.25%, 2/15/2052	3,750	2,150
2.88%, 5/15/2052	24,390	16,097
3.00%, 8/15/2052	620	419
4.00%, 11/15/2052	7,466	6,102
4.13%, 8/15/2053	150	125
4.25%, 2/15/2054	335	285
4.25%, 8/15/2054	305	260
4.50%, 11/15/2054	1,505	1,337
4.75%, 5/15/2055	870	805
4.75%, 2/15/2056	23,578	21,832
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	478	474
3.63%, 4/15/2028	1,650	1,683
2.50%, 1/15/2029	467	470
U.S. Treasury Inflation Linked Bonds 0.75%, 2/15/2045	8,197	5,633
U.S. Treasury Notes
0.38%, 9/30/2027	1	1
0.75%, 1/31/2028	4,500	4,283
3.50%, 1/31/2028	25,879	25,595
3.50%, 4/30/2028	50,370	49,703
2.88%, 5/15/2028	104	102
1.13%, 8/31/2028	62,228	58,429
1.25%, 9/30/2028	1,595	1,497
1.75%, 1/31/2029	3,850	3,620
1.88%, 2/28/2029	18,000	16,943
2.38%, 3/31/2029	1,515	1,441
2.88%, 4/30/2029	25,060	24,110
2.75%, 5/31/2029	1,245	1,192
3.25%, 6/30/2029	37,270	36,134
3.50%, 1/31/2030	735	713
4.25%, 1/31/2030	39,680	39,435
3.75%, 5/31/2030	870	849
3.88%, 6/30/2030	32,145	31,488
3.88%, 7/31/2030	5,000	4,896
4.13%, 8/31/2030	57,274	56,556
3.63%, 10/31/2030	49,972	48,369
4.88%, 10/31/2030	17,985	18,256
3.88%, 3/31/2031	11,087	10,808
4.13%, 3/31/2031	21,319	20,997
1.25%, 8/15/2031	1,040	891
1.88%, 2/15/2032	53,070	46,289
4.13%, 2/29/2032	37,975	37,227
2.88%, 5/15/2032	15,725	14,409
4.00%, 7/31/2032	63,108	61,291
2.75%, 8/15/2032	3,490	3,162
4.50%, 11/15/2033	41,008	40,686
4.00%, 2/15/2034	39,223	37,642
3.88%, 8/15/2034	157,942	149,625
4.25%, 11/15/2034	72,815	70,676
4.63%, 2/15/2035	57,853	57,575
U.S. Treasury STRIPS Bonds
3.74%, 5/15/2028 (a)	200	186
4.70%, 8/15/2030 (a)	6,780	5,673
4.73%, 11/15/2030 (a)	6,865	5,676
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.20%, 2/15/2031 (a)	37,800	30,885
3.63%, 5/15/2031 (a)	38,684	31,227
4.88%, 8/15/2031 (a)	29,215	23,307
2.49%, 11/15/2031 (a)	32,997	26,005
4.12%, 2/15/2032 (a)	815	635
4.16%, 5/15/2032 (a)	250	192
4.24%, 2/15/2033 (a)	60	44
4.31%, 8/15/2033 (a)	200	145
4.34%, 11/15/2033 (a)	505	360
4.38%, 2/15/2034 (a)	125	88
4.42%, 5/15/2034 (a)	230	160
4.34%, 11/15/2034 (a)	4,550	3,081
4.29%, 2/15/2035 (a)	6,410	4,285
4.56%, 5/15/2035 (a)	1,225	808
4.30%, 8/15/2035 (a)	16,462	10,719
4.42%, 2/15/2036 (a)	23,412	14,851
4.34%, 5/15/2036 (a)	9,364	5,865
4.50%, 8/15/2036 (a)	25,649	15,844
4.45%, 11/15/2036 (a)	29,151	17,754
4.48%, 2/15/2037 (a)	18,347	11,023
4.48%, 5/15/2037 (a)	9,036	5,353
4.52%, 8/15/2037 (a)	17,755	10,362
4.60%, 11/15/2037 (a)	36,537	21,014
4.63%, 2/15/2038 (a)	5,447	3,091
4.79%, 8/15/2040 (a)	37,046	18,075
5.31%, 11/15/2040 (a)	5,430	2,607
5.33%, 2/15/2041 (a)	3,487	1,644
2.72%, 11/15/2041 (a)	500	225
4.98%, 2/15/2042 (a)	2,232	987
5.05%, 5/15/2044 (a)	26,959	10,365
5.08%, 8/15/2044 (a)	10,660	4,036
5.07%, 11/15/2044 (a)	26,959	10,063
5.36%, 5/15/2046 (a)	3,560	1,217
5.07%, 11/15/2049 (a)	9,840	2,790
Total U.S. Treasury Obligations (Cost $1,647,786)		1,570,022
Corporate Bonds — 24.9%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	116
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	881
3.00%, 9/15/2050 (b)	502	316
Boeing Co. (The)
5.04%, 5/1/2027	960	962
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
3.25%, 3/1/2028	840	822
6.30%, 5/1/2029	1,095	1,131
5.15%, 5/1/2030	1,540	1,544
6.39%, 5/1/2031	2,120	2,224
6.53%, 5/1/2034	1,177	1,256
5.71%, 5/1/2040	745	733
Honeywell Aerospace, Inc. 4.95%, 3/16/2036	3,495	3,357
L3Harris Technologies, Inc.
3.85%, 12/15/2026	55	55
5.25%, 6/1/2031	1,130	1,136
5.40%, 7/31/2033	1,102	1,106
4.85%, 4/27/2035	10	10
Leidos, Inc.
4.38%, 5/15/2030	2,030	1,976
2.30%, 2/15/2031	465	410
5.75%, 3/15/2033	630	639
5.00%, 3/15/2036	1,460	1,381
Lockheed Martin Corp.
4.50%, 5/15/2036	10	9
2.80%, 6/15/2050	35	21
Northrop Grumman Corp. 3.25%, 1/15/2028	15	15
RTX Corp.
5.15%, 2/27/2033	934	935
4.50%, 6/1/2042	2,799	2,423
4.15%, 5/15/2045	558	446
3.75%, 11/1/2046	140	104
4.35%, 4/15/2047	199	161
5.38%, 2/27/2053	65	60
		24,229
Automobiles — 0.0% ^
Hyundai Capital America
3.00%, 2/10/2027 (b)	355	353
2.38%, 10/15/2027 (b)	530	516
1.80%, 1/10/2028 (b)	805	773
		1,642
Banks — 7.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	900	901
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	758
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	2,700	2,690
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	6,490	6,511
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,500	1,528
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.97%, 5/8/2031	1,400	1,381
5.13%, 3/3/2036	2,800	2,675
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,113
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	200
5.59%, 8/8/2028	2,600	2,638
6.61%, 11/7/2028	1,400	1,451
4.55%, 11/6/2030	1,800	1,756
5.13%, 11/6/2035	1,400	1,340
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	70	69
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	210	200
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	3,410	3,130
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	987
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	388
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	3,040	3,126
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	2,710	2,706
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	3,600	3,457
(SOFR + 1.57%), 5.49%, 4/23/2037 (c)	4,650	4,515
(3-MONTH CME TERM SOFR + 2.08%), 4.24%, 4/24/2038 (c)	300	267
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	7,185	5,025
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	753
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	895	907
Bank of Montreal (Canada)
Series J, (SOFR + 0.97%), 4.44%, 1/14/2032 (c)	2,400	2,330
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (d)	13	13
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	910	916
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.89%), 4.93%, 2/14/2029 (c)	155	155
4.85%, 2/1/2030	472	471
(SOFR + 0.97%), 4.90%, 6/5/2032 (c)	3,640	3,584
(SOFR + 1.05%), 4.81%, 2/2/2034 (c)	2,375	2,294
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (b)	2,405	2,445
5.54%, 1/22/2030 (b)	5,178	5,230
4.54%, 1/15/2031 (b)	4,335	4,205
5.11%, 1/15/2036 (b)	995	949
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	2,840	2,842
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	875	845
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	518
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	412	425
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	895	893
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	1,610	1,526
(SOFR + 1.51%), 5.59%, 6/26/2037 (c)	2,000	1,947
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (b)	2,856	2,832
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	2,015	2,024
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	1,222	1,234
(SOFR + 0.94%), 4.89%, 6/30/2030 (b) (c)	1,335	1,325
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	470	471
(SOFR + 1.68%), 5.09%, 5/9/2031 (b) (c)	3,895	3,876
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	2,285	2,318
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	682
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	1,600	1,626
(SOFR + 1.27%), 4.76%, 1/13/2032 (b) (c)	2,592	2,524
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	639
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (c)	1,200	1,181
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	2,805	2,794
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (b) (c)	634	643
(SOFR + 1.21%), 4.82%, 4/22/2032 (b) (c)	1,040	1,017
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	1,449	1,550
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	4,960	5,072
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	7,892	7,779
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	3

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	630	636
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	2,800	2,765
(SOFR + 1.11%), 5.25%, 1/13/2031 (c)	150	151
(SOFRINDX + 1.01%), 5.05%, 6/16/2032 (c)	3,710	3,677
Citigroup, Inc.
4.30%, 11/20/2026	1,230	1,230
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,628	1,613
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	1,938	1,912
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	2,000	1,988
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	643
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	6,140	6,121
(SOFR + 1.83%), 6.02%, 1/24/2036 (c)	1,920	1,932
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	4,240	4,174
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	240	168
4.75%, 5/18/2046	20	16
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (c)	2,545	2,535
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (c)	1,700	1,737
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	914	912
(SOFR + 1.17%), 4.66%, 1/12/2032 (b) (c)	639	620
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	2,440	2,451
(SOFR + 1.43%), 5.26%, 1/12/2037 (b) (c)	5,030	4,795
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	1,535	1,559
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	998	985
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	1,445	1,437
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (b) (c)	1,025	994
DNB Bank ASA (Norway)
(SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	975	972
(SOFR + 1.05%), 4.38%, 11/4/2031 (b) (c)	945	916
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	155	157
(SOFR + 0.95%), 4.57%, 4/29/2032 (c)	1,195	1,158
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	774
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	2,375	2,384
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	1,165	1,162
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	905	906
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,042
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	1,655	1,616
(SOFR + 1.21%), 4.68%, 3/10/2032 (c)	3,920	3,819
(SOFR + 1.16%), 5.24%, 8/14/2032 (c)	780	775
(SOFR + 1.43%), 5.13%, 11/6/2036 (c)	2,000	1,914
(SOFR + 1.55%), 5.28%, 3/10/2037 (c)	4,050	3,893
(SOFR + 1.47%), 5.73%, 8/14/2037 (c)	1,640	1,625
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	700	718
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	1,075	1,078
ING Groep NV (Netherlands)
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	361	361
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (c)	2,060	2,021
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (c)	1,360	1,328
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	4,679	4,549
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	1,890	1,978
KeyCorp (SOFR + 1.37%), 5.31%, 1/28/2037 (c)	1,045	1,004
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,140	1,144
4.38%, 3/22/2028	475	473
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	2,240	2,237
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	800	800
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (c)	2,220	2,151
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (c)	2,395	2,292
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,725	2,753
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	677
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	2,130	2,100
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	3,345	3,278
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 5.34%, 7/13/2037 (c)	3,000	2,910
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	905	908
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	6,240	6,147
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	200	200
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	2,181	2,207
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,160	1,139
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	210	227
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	2,415	2,380
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	1,820	1,801
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	1,500	1,532
(SOFR + 1.28%), 5.22%, 6/5/2032 (c)	2,055	2,025
(SOFR + 1.60%), 5.70%, 6/5/2037 (c)	505	492
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,143
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	1,290	1,277
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	3,300	3,340
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (b)	1,860	1,883
4.50%, 9/3/2030 (b)	1,615	1,580
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	1,379	1,384
3.00%, 1/22/2030 (b)	235	219
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	2,519	2,528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (c)	3,655	3,272
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	2,380	2,429
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	878	888
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (c)	5,500	5,261
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (c)	8,395	7,976
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	382	384
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	440	438
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (c)	805	769
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 5.85%, 8/13/2037 (b) (c)	830	824
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.36%, 7/12/2027	14	14
3.04%, 7/16/2029	1,315	1,250
5.71%, 1/13/2030	1,480	1,510
5.24%, 4/15/2030	1,500	1,508
(SOFR + 1.36%), 5.57%, 1/15/2047 (c)	2,820	2,654
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.80%, 3/5/2036 (b)	2,700	2,539
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	604
5.30%, 1/30/2032	1,410	1,419
4.46%, 6/8/2032	220	213
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	806	842
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	751
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	824	829
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	2,440	2,313
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	965	976
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	80	80
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,960	1,959
(SOFR + 1.60%), 4.84%, 2/1/2034 (c)	150	145
(SOFR + 2.26%), 5.84%, 6/12/2034 (c)	4,500	4,603
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	1,269	1,286
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	570	587
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	1,236	1,209
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	1,935	1,932
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,373
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	6,060	6,066
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	5,960	5,833
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	7,589	7,618
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	1,120	1,067
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	5	4
5.38%, 11/2/2043	30	27
4.75%, 12/7/2046	24	20
		331,547
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,604	2,467
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	675	553
Constellation Brands, Inc.
4.75%, 5/9/2032	300	292
5.25%, 11/15/2048	220	195
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (b)	930	916
5.70%, 3/26/2036 (b)	719	708
		5,131
Biotechnology — 0.5%
AbbVie, Inc.
4.50%, 5/14/2035	15	14
4.75%, 3/15/2036	1,485	1,415
5.30%, 9/15/2036	590	584
4.05%, 11/21/2039	4,909	4,185
4.63%, 10/1/2042	480	419
4.40%, 11/6/2042	790	672
4.45%, 5/14/2046	1,460	1,204
4.25%, 11/21/2049	80	62
5.55%, 3/15/2056	1,190	1,113
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
6.00%, 9/15/2056	640	636
Amgen, Inc.
5.25%, 3/2/2030	80	81
5.25%, 3/2/2033	85	85
4.85%, 2/19/2036	1,520	1,450
3.15%, 2/21/2040	928	700
5.60%, 3/2/2043	426	410
4.66%, 6/15/2051	1,854	1,507
4.20%, 2/22/2052	55	41
5.65%, 3/2/2053	3,157	2,942
Biogen, Inc.
5.75%, 5/15/2035	1,299	1,320
3.25%, 2/15/2051	3,060	1,922
6.45%, 5/15/2055	1,925	1,977
Gilead Sciences, Inc.
4.00%, 9/1/2036	9	8
2.60%, 10/1/2040	2,493	1,755
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,116
		25,618
Broadline Retail — 0.2%
Amazon.com, Inc.
4.88%, 3/13/2036	3,986	3,789
6.00%, 7/9/2046	3,585	3,490
3.95%, 4/13/2052	110	78
5.80%, 3/13/2056	1,570	1,448
6.10%, 7/9/2056	2,770	2,675
4.25%, 8/22/2057	30	22
2.70%, 6/3/2060	10	5
		11,507
Building Products — 0.0% ^
Masco Corp. 6.50%, 8/15/2032	620	644
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	654
		1,298
Capital Markets — 2.3%
Ameriprise Financial, Inc. 5.35%, 6/15/2036	850	831
Bank of New York Mellon Corp. (The)
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (c)	155	152
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,000	1,065
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	346
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	350	346
4.85%, 3/29/2029	411	410
4.70%, 9/20/2047	105	86
Charles Schwab Corp. (The)
(SOFR + 2.01%), 6.14%, 8/24/2034 (c)	145	151
(SOFR + 1.32%), 5.66%, 8/12/2037 (c)	1,725	1,719
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	650	647
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,290
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	1,720	1,731
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	296	303
5.41%, 5/10/2029	1,005	1,020
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	410	426
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	665	662
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	2,060	2,056
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	1,820	1,793
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	1,775	1,655
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	775	754
FMR LLC 6.45%, 11/15/2039 (b)	500	523
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	870	867
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,249
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	30	30
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	1,518	1,517
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,840	1,818
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	1,483	1,484
(SOFR + 0.96%), 4.52%, 1/21/2032 (c)	5,000	4,843
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	767
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	887
(SOFR + 1.03%), 4.97%, 6/3/2032 (c)	3,000	2,953
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,968
(SOFR + 1.17%), 5.24%, 7/21/2032 (c)	1,350	1,342
(SOFR + 1.34%), 5.09%, 4/20/2034 (c)	2,855	2,785
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	4,810	4,724
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	1,825	1,806
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	3,595	3,395
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	3,270	3,105
(SOFR + 1.31%), 5.43%, 6/3/2037 (c)	3,000	2,922
(SOFR + 1.45%), 5.66%, 7/21/2037 (c)	1,250	1,238
6.75%, 10/1/2037	685	723
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	305	259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	771	781
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	515
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 1.63%), 3.76%, 11/28/2028 (b) (c)	30	30
(SOFR + 1.44%), 2.69%, 6/23/2032 (b) (c)	115	102
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	70	62
Moody's Corp. 3.25%, 5/20/2050	45	29
Morgan Stanley
3.59%, 7/22/2028 (e)	71	70
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,470	2,482
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	180	178
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	615	616
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (c)	4,065	3,932
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,501
(SOFR + 1.20%), 4.71%, 3/12/2032 (c)	3,165	3,090
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (c)	1,890	1,850
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (c)	1,020	1,012
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	140	138
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,811
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	870	857
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	1,715	1,621
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	3,180	3,032
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (c)	1,730	1,673
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (c)	900	891
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,125
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	35	26
4.30%, 1/27/2045	485	393
(SOFR + 1.78%), 5.90%, 3/13/2047 (c)	6,000	5,842
Nasdaq, Inc. 5.55%, 2/15/2034	392	396
Nomura Holdings, Inc. (Japan)
2.68%, 7/16/2030	700	636
5.55%, 7/14/2036	2,380	2,326
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (c)	8	8
State Street Corp.
(SOFR + 1.61%), 4.42%, 5/13/2033 (c)	40	39
(SOFR + 1.73%), 4.16%, 8/4/2033 (c)	70	66
(SOFR + 1.22%), 4.78%, 10/23/2036 (c)	1,050	995
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,186
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	1,020	991
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	1,115	1,012
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (c)	3,010	2,911
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (c)	539	562
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (c)	2,925	2,776
(SOFR + 1.34%), 5.20%, 8/10/2037 (b) (c)	2,630	2,518
		108,729
Chemicals — 0.2%
CF Industries, Inc. 5.30%, 11/26/2035	770	749
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (b)	30	29
Ecolab, Inc. 2.75%, 8/18/2055	6	3
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	3,500	3,133
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	172
4.13%, 3/15/2035	470	422
5.35%, 5/29/2036	2,500	2,443
5.00%, 4/1/2049	230	197
5.80%, 3/27/2053	70	67
		7,215
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (b)	2,690	2,702
6.32%, 12/4/2028 (b)	2,010	2,071
5.04%, 3/25/2030 (b)	1,120	1,115
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	195
JGWB Holdings, Inc. Class A, 0.00%, 2/15/2030 ‡ (e)	296	296
		6,379
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,393
Motorola Solutions, Inc.
4.85%, 8/15/2030	155	153
5.65%, 8/17/2036	560	558
		2,104
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,321
2.35%, 1/15/2032	1,095	947
5.10%, 8/9/2035	1,730	1,667
5.55%, 8/9/2036	3,990	3,929
		7,864
Construction Materials — 0.1%
CRH America, Inc. 5.13%, 5/18/2045 (b)	893	791
Eagle Materials, Inc. 2.50%, 7/1/2031	95	84
Martin Marietta Materials, Inc. 5.40%, 1/30/2034	3,650	3,649
		4,524
Consumer Finance — 1.1%
Aercap Funding DAC (Ireland) 4.88%, 7/7/2031	1,705	1,673
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,560	1,555
6.10%, 1/15/2027	1,560	1,568
5.10%, 1/19/2029	235	236
5.38%, 12/15/2031	230	230
3.30%, 1/30/2032	3,145	2,838
4.75%, 1/15/2033	970	932
5.00%, 11/15/2035	760	722
Aircastle Ltd.
5.25%, 3/15/2030 (b)	811	809
5.00%, 9/15/2030 (b)	714	704
5.75%, 10/1/2031 (b)	986	998
American Express Co.
5.85%, 11/5/2027	1,470	1,492
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	1,500	1,504
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	665	653
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	1,410	1,406
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	61	62
(SOFR + 1.24%), 4.80%, 10/24/2036 (c)	1,205	1,139
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (b)	2,220	2,158
4.95%, 1/15/2028 (b)	1,871	1,874
5.75%, 3/1/2029 (b)	575	582
4.20%, 4/15/2029 (b)	1,210	1,181
5.75%, 11/15/2029 (b)	235	238
5.15%, 1/15/2030 (b)	2,345	2,331
4.90%, 10/10/2030 (b)	795	779
4.70%, 1/30/2031 (b)	1,370	1,333
4.95%, 10/15/2032 (b)	560	539
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.85%, 4/1/2033 (b)	4,574	4,366
Capital One Financial Corp.
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	799
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	1,060	1,076
(SOFR + 2.86%), 6.38%, 6/8/2034 (c)	920	956
(SOFR + 1.63%), 5.20%, 9/11/2036 (c)	2,135	2,036
(SOFR + 1.51%), 5.40%, 1/30/2037 (c)	3,090	2,979
General Motors Financial Co., Inc. 5.80%, 6/23/2028	110	112
Medallion Financial Corp. Series QIB, 8.25%, 5/1/2031 (b)	6,500	6,482
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	452
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (c)	1,500	1,521
		50,315
Consumer Staples Distribution & Retail — 0.0% ^
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	60	60
Kroger Co. (The)
5.00%, 9/15/2034	510	493
5.00%, 4/15/2042	1,100	990
5.50%, 9/15/2054	440	395
		1,938
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	2,505	2,413
Packaging Corp. of America 4.05%, 12/15/2049	845	632
Sonoco Products Co. 4.60%, 9/1/2029	155	153
WRKCo, Inc.
3.90%, 6/1/2028	170	167
4.90%, 3/15/2029	20	20
		3,385
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (b)	5,513	5,540
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	370
President and Fellows of Harvard College 3.30%, 7/15/2056	21	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Consumer Services — continued
University of Miami Series 2022, 4.06%, 4/1/2052	480	358
University of Southern California Series A, 3.23%, 10/1/2120	570	306
		1,048
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	2,985	2,910
4.70%, 3/15/2033	550	523
Safehold GL Holdings LLC
2.80%, 6/15/2031	977	871
2.85%, 1/15/2032	70	62
WP Carey, Inc.
2.40%, 2/1/2031	65	58
2.25%, 4/1/2033	1,180	971
5.20%, 9/15/2036	1,115	1,069
		6,464
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
1.65%, 2/1/2028	250	240
5.40%, 2/15/2034	230	228
5.13%, 4/30/2036	1,160	1,105
3.50%, 6/1/2041	1,646	1,220
3.50%, 9/15/2053	113	69
3.55%, 9/15/2055	5,551	3,365
6.20%, 10/30/2056	2,430	2,281
Beacon Point DC LLC 6.13%, 11/30/2042 (b)	8,300	7,878
Bell Telephone Co. of Canada or Bell Canada (Canada) 5.45%, 11/15/2036	2,130	2,066
Comcast Corp.
3.90%, 3/1/2038	82	67
3.25%, 11/1/2039	1,800	1,314
3.45%, 2/1/2050	754	463
2.89%, 11/1/2051	3,286	1,760
2.94%, 11/1/2056	1,729	884
2.99%, 11/1/2063	259	126
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (b)	3,769	3,593
Sopaipilla Investor LLC 7.53%, 11/30/2048 (b) (f)	3,420	3,503
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (b)	4,270	4,174
5.65%, 7/15/2033 (b)	4,180	4,033
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
5.88%, 7/15/2036 (b)	2,000	1,885
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	40	43
Verizon Communications, Inc. 3.40%, 3/22/2041	1,060	790
		41,087
Electric Utilities — 2.4%
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	95	62
Alabama Power Co. 6.13%, 5/15/2038	250	261
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	1,920	1,899
Arizona Public Service Co. 5.05%, 9/1/2041	200	180
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	395	277
2.90%, 6/15/2050	475	285
5.40%, 6/1/2053	65	59
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	15	11
DTE Electric Co. Series B, 3.25%, 4/1/2051	2,000	1,299
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	108
Duke Energy Corp.
2.55%, 6/15/2031	105	94
3.75%, 9/1/2046	985	706
6.10%, 9/15/2053	1,360	1,323
5.70%, 9/15/2055	1,260	1,155
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,380
Duke Energy Indiana LLC 3.75%, 5/15/2046	30	22
Duke Energy Progress LLC
4.10%, 5/15/2042	273	222
4.10%, 3/15/2043	125	101
2.90%, 8/15/2051	820	488
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	750	742
2.78%, 1/7/2032 (b)	85	74
Edison International
5.00%, 5/5/2028	605	604
5.45%, 6/15/2029	1,830	1,829
6.95%, 11/15/2029	1,020	1,053
Electricite de France SA (France)
5.95%, 4/22/2034 (b)	818	844
5.25%, 4/22/2036 (b)	207	198
Emera US Finance LP (Canada)
2.64%, 6/15/2031	2,501	2,227
4.75%, 6/15/2046	2,900	2,393
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
ENEL Finance International NV (Italy)
5.13%, 6/26/2029 (b)	770	775
5.50%, 6/26/2034 (b)	1,160	1,153
5.00%, 9/30/2035 (b)	1,155	1,098
Entergy Arkansas LLC 2.65%, 6/15/2051	415	233
Entergy Corp. 2.95%, 9/1/2026	346	346
Entergy Louisiana LLC
3.05%, 6/1/2031	629	578
2.90%, 3/15/2051	490	291
5.80%, 3/15/2055	1,040	985
Entergy Mississippi LLC 5.85%, 6/1/2054	635	603
Entergy Texas, Inc.
4.00%, 3/30/2029	85	83
5.80%, 9/1/2053	450	428
Evergy Kansas Central, Inc. 5.25%, 3/15/2035	120	118
Evergy Metro, Inc.
5.40%, 4/1/2034	461	461
5.30%, 10/1/2041	35	33
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,461	1,445
Evergy, Inc. 2.90%, 9/15/2029	524	494
Exelon Corp. 5.30%, 3/15/2033	1,000	996
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,390
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	158	155
3.60%, 6/1/2029 (b)	60	58
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	191
Florida Power & Light Co. 5.40%, 9/1/2035	10	10
Fortis, Inc. (Canada) 3.06%, 10/4/2026	371	370
Georgia Power Co. 5.13%, 5/15/2052	75	66
Interstate Power and Light Co.
4.95%, 9/30/2034	480	462
5.45%, 9/30/2054	765	688
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,569
2.95%, 5/14/2030 (b)	505	468
5.50%, 4/15/2036 (b)	660	650
5.30%, 7/1/2043	940	856
Jersey Central Power & Light Co.
5.10%, 1/15/2035	460	450
6.15%, 6/1/2037	10	10
Massachusetts Electric Co.
5.90%, 11/15/2039 (b)	15	15
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.24%, 7/20/2056 (b)	1,135	1,113
MidAmerican Energy Co. 5.85%, 9/15/2054	620	598
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	10	10
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	431
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	107
5.38%, 9/15/2040	26	24
5.45%, 5/15/2041	305	290
6.00%, 3/15/2054	560	544
New England Power Co. 3.80%, 12/5/2047 (b)	11	8
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	13	13
2.25%, 6/1/2030	30	27
5.55%, 3/15/2054	2,400	2,148
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	1,000	896
5.66%, 1/17/2054 (b)	460	418
6.00%, 7/3/2055 (b)	470	448
NRG Energy, Inc.
2.45%, 12/2/2027 (b)	795	772
4.45%, 6/15/2029 (b)	615	602
5.41%, 10/15/2035 (b)	2,500	2,388
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	112
Pacific Gas and Electric Co.
6.40%, 6/15/2033	1,011	1,048
5.80%, 5/15/2034	2,280	2,282
5.70%, 3/1/2035	8,045	7,933
6.00%, 8/15/2035	3,090	3,111
4.20%, 6/1/2041	695	547
3.75%, 8/15/2042 (f)	308	224
4.30%, 3/15/2045	525	397
6.75%, 1/15/2053	70	70
5.90%, 10/1/2054	260	234
PECO Energy Co. 2.80%, 6/15/2050	410	243
Pepco Holdings LLC 7.45%, 8/15/2032	316	342
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,510	1,474
Series A-3, 5.54%, 7/15/2047	1,360	1,299
Series A-3, 5.53%, 6/1/2049	1,345	1,289
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	601
Series A-4, 5.21%, 12/1/2047	420	386
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Series A-5, 5.10%, 6/1/2052	795	699
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,632
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,161
PPL Capital Funding, Inc. 5.25%, 9/1/2034	765	752
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	793
Progress Energy, Inc. 7.00%, 10/30/2031	300	324
Public Service Co. of Colorado 3.55%, 6/15/2046	214	148
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	963
5.20%, 1/15/2035	343	334
Series G, 6.63%, 11/15/2037	2,490	2,597
Series K, 3.15%, 8/15/2051	25	16
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	305
3.00%, 3/1/2051	1,925	1,196
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,028	987
Series A-1, 5.39%, 12/15/2043	1,670	1,675
5.34%, 3/15/2045	1,480	1,436
Series A-2, 5.11%, 12/15/2047	505	453
Series A-2, 6.04%, 12/15/2052	2,560	2,573
Series A-3, 6.09%, 6/15/2059	2,465	2,500
Sierra Pacific Power Co. 5.90%, 3/15/2054	1,030	989
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	766	757
Series A2, 5.17%, 5/15/2041	107	103
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,715
Series B, 3.65%, 3/1/2028	400	392
Series 05-B, 5.55%, 1/15/2036	10	10
Series 08-A, 5.95%, 2/1/2038	200	197
4.05%, 3/15/2042	567	432
5.75%, 4/15/2054	1,755	1,551
5.90%, 3/1/2055	415	373
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,850
Southwestern Public Service Co. 4.50%, 8/15/2041	200	173
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	316
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	1,978
Vistra Operations Co. LLC
4.38%, 5/1/2029 (b)	2,000	1,956
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.00%, 4/15/2034 (b)	221	222
5.70%, 12/30/2034 (b)	610	602
5.25%, 10/15/2035 (b)	3,360	3,197
5.35%, 1/31/2036 (b)	1,265	1,208
Wisconsin Public Service Corp. 3.30%, 9/1/2049	50	33
		110,451
Electrical Equipment — 0.1%
Eaton Corp. 4.80%, 3/6/2036	3,015	2,882
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	2,030	1,839
Corning, Inc. 3.90%, 11/15/2049	1,043	748
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	465	462
		3,049
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.00%, 6/15/2036	2,170	2,084
Halliburton Co. 4.75%, 8/1/2043	540	461
NOV, Inc. 3.60%, 12/1/2029	155	149
Schlumberger Holdings Corp.
3.90%, 5/17/2028 (b)	20	20
4.30%, 5/1/2029 (b)	35	35
		2,749
Financial Services — 1.5%
BCAP LLC Trust 0.00%, 9/17/2027 ‡	11,013	11,026
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (e)	3,920	3,835
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	10,591	10,578
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	766
3.85%, 4/5/2029	545	530
Fidelity National Information Services, Inc.
4.80%, 3/10/2031	1,441	1,411
3.10%, 3/1/2041	50	35
Fiserv, Inc.
2.65%, 6/1/2030	125	114
5.15%, 8/12/2034	3,200	3,040
Global Payments, Inc.
3.20%, 8/15/2029	945	893
2.90%, 5/15/2030	273	250
4.88%, 11/15/2030	371	361
2.90%, 11/15/2031	647	565
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
5.20%, 11/15/2032	3,135	3,025
5.40%, 3/15/2033	2,072	2,015
5.55%, 11/15/2035	1,560	1,489
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	19,438	19,925
Jackson Financial, Inc. 4.00%, 11/23/2051	85	56
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (b) (c)	200	198
(SOFR + 1.10%), 5.05%, 7/14/2032 (b) (c)	3,995	3,933
NTT Finance Corp. (Japan)
5.26%, 11/1/2033 (b)	1,445	1,415
5.48%, 11/1/2036 (b)	1,505	1,464
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	432
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	3,228	3,228
		70,584
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	200	204
5.38%, 1/9/2036 (b)	200	195
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	1,500	1,385
2.75%, 5/14/2031	1,725	1,558
4.65%, 9/17/2034	1,410	1,340
5.15%, 8/4/2035	1,300	1,262
JBS NV
3.75%, 12/1/2031	1,305	1,207
6.75%, 3/15/2034	125	134
5.95%, 4/20/2035	545	551
5.50%, 1/15/2036	1,725	1,680
5.63%, 3/10/2037 (b)	420	408
6.50%, 12/1/2052	1,240	1,202
6.38%, 2/25/2055	1,345	1,285
6.38%, 4/15/2066	1,840	1,726
Kraft Heinz Foods Co.
5.00%, 7/15/2035	2,000	1,911
4.63%, 10/1/2039	850	736
4.38%, 6/1/2046	665	517
4.88%, 10/1/2049	2,080	1,694
Mars, Inc.
5.20%, 3/1/2035 (b)	90	89
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
5.65%, 5/1/2045 (b)	2,335	2,239
Tyson Foods, Inc. 5.70%, 3/15/2034	920	932
		22,255
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	681
4.13%, 10/15/2044	140	113
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	257
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	460	346
ONE Gas, Inc. 2.00%, 5/15/2030	15	13
Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	65	51
6.35%, 11/15/2052	1,370	1,390
Southwest Gas Corp. 3.80%, 9/29/2046	9	6
		2,857
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	25	29
5.40%, 6/1/2041	70	68
4.38%, 9/1/2042	375	320
3.55%, 2/15/2050	465	323
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	600
CSX Corp.
4.10%, 3/15/2044	190	153
4.30%, 3/1/2048	105	84
3.35%, 9/15/2049	95	64
Norfolk Southern Corp.
2.90%, 8/25/2051	40	24
4.05%, 8/15/2052	730	539
Uber Technologies, Inc.
4.80%, 9/15/2034	720	688
5.35%, 9/15/2054	240	212
Union Pacific Corp. 4.10%, 9/15/2067	10	7
		3,111
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	363
Solventum Corp. 5.60%, 3/23/2034	3,190	3,203
		3,566
Health Care Providers & Services — 1.0%
Aetna, Inc. 6.75%, 12/15/2037	475	506
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Ascension Health Series B, 2.53%, 11/15/2029	430	400
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	35	22
Cardinal Health, Inc.
5.35%, 11/15/2034	75	74
5.15%, 9/15/2035	2,780	2,707
Cencora, Inc.
2.70%, 3/15/2031	150	136
4.60%, 2/13/2033	3,000	2,896
5.13%, 2/15/2034	1,650	1,623
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	409
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	337
Cigna Group (The)
5.13%, 5/15/2031	1,080	1,084
5.25%, 1/15/2036	1,428	1,395
3.20%, 3/15/2040	1,684	1,270
3.40%, 3/15/2051	50	33
CommonSpirit Health
2.78%, 10/1/2030	550	502
3.91%, 10/1/2050	545	389
CVS Health Corp.
4.30%, 3/25/2028	171	170
5.25%, 2/21/2033	1,400	1,395
4.78%, 3/25/2038	108	98
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	444	410
Elevance Health, Inc.
4.63%, 5/15/2042	500	429
4.65%, 1/15/2043	535	457
4.65%, 8/15/2044	100	84
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	992
HCA, Inc.
3.63%, 3/15/2032	651	599
5.60%, 4/1/2034	1,175	1,180
5.75%, 3/1/2035	1,259	1,269
4.90%, 11/15/2035	1,880	1,778
5.30%, 5/15/2036	5,000	4,837
5.13%, 6/15/2039	725	672
5.50%, 6/15/2047	650	583
3.50%, 7/15/2051	589	378
4.63%, 3/15/2052	1,385	1,073
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.95%, 9/15/2054	600	560
6.10%, 4/1/2064	1,075	1,014
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	174
Memorial Health Services 3.45%, 11/1/2049	1,340	897
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	152
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	208
Quest Diagnostics, Inc.
2.95%, 6/30/2030	25	23
2.80%, 6/30/2031	60	54
Texas Health Resources 4.33%, 11/15/2055	300	239
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	10,714	10,821
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	651
3.25%, 5/15/2051	560	359
5.88%, 2/15/2053	650	625
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	436
		46,400
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	60	56
2.00%, 5/18/2032	980	814
1.88%, 2/1/2033	130	104
DOC DR LLC
3.95%, 1/15/2028	55	54
2.63%, 11/1/2031	505	445
Healthpeak OP LLC 3.50%, 7/15/2029	772	741
Ventas Realty LP
3.25%, 10/15/2026	299	299
3.85%, 4/1/2027	560	558
2.50%, 9/1/2031	120	106
Welltower OP LLC
2.80%, 6/1/2031	110	100
6.50%, 3/15/2041	350	375
		3,652
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
6.30%, 10/15/2037	8	8
5.15%, 9/9/2052	65	57
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
5.45%, 8/14/2053	1,060	974
Starbucks Corp. 4.90%, 2/15/2031	1,000	1,000
		2,039
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	3,580	3,590
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,329
Constellation Energy Generation LLC
5.80%, 3/1/2033	280	287
5.75%, 10/1/2041	235	230
5.60%, 6/15/2042	150	143
6.50%, 10/1/2053	1,190	1,222
Southern Power Co. 5.15%, 9/15/2041	15	14
		6,815
Industrial Conglomerates — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	4,004	3,855
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (b)	570	541
Prologis LP
2.88%, 11/15/2029	380	358
3.00%, 4/15/2050	905	566
		1,465
Insurance — 0.4%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	382
American General Global Financing X 6.90%, 3/15/2032 (b)	520	558
Aon Corp.
5.35%, 2/28/2033	65	65
2.90%, 8/23/2051	140	81
Aon North America, Inc.
5.45%, 3/1/2034	1,990	1,977
5.75%, 3/1/2054	590	544
Athene Global Funding
2.95%, 11/12/2026 (b)	3,475	3,464
5.32%, 11/13/2031 (b)	115	113
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	100	85
3.85%, 3/15/2052	845	607
CNO Global Funding 4.95%, 9/9/2029 (b)	1,400	1,393
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Corebridge Global Funding
5.20%, 6/24/2029 (b)	1,290	1,297
4.90%, 8/21/2032 (b)	95	92
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	576
6.50%, 6/4/2029	1,525	1,543
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	20	15
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	164
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	450
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	420	345
Liberty Mutual Insurance Co. 7.88%, 10/15/2026 (b)	15	15
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	30	30
Markel Group, Inc. 5.00%, 5/20/2049	20	17
MetLife, Inc. 5.00%, 7/15/2052	30	26
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	202
Principal Financial Group, Inc. 4.11%, 2/15/2028 (b)	838	830
Principal Life Global Funding II 5.10%, 1/25/2029 (b)	800	803
Prudential Financial, Inc. 3.91%, 12/7/2047	300	222
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200	198
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	10	9
4.27%, 5/15/2047 (b)	415	320
6.05%, 6/15/2056 (b)	4,640	4,471
		20,894
Interactive Media & Services — 0.3%
Alphabet, Inc.
5.50%, 2/15/2046	1,435	1,333
5.65%, 2/15/2056	2,110	1,930
5.75%, 2/15/2066	1,295	1,163
Meta Platforms, Inc.
5.25%, 5/15/2036	2,665	2,565
5.50%, 11/15/2045	2,950	2,560
5.60%, 5/15/2053	1,350	1,135
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Interactive Media & Services — continued
5.40%, 8/15/2054	875	709
5.63%, 11/15/2055	1,775	1,479
6.30%, 5/15/2056	2,900	2,670
		15,544
IT Services — 0.2%
Accenture Capital, Inc. 4.50%, 10/4/2034	510	477
Beignet Investor LLC 6.58%, 5/30/2049 (b)	5,971	5,721
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	842
2.30%, 9/14/2031	1,515	1,308
		8,348
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	2,485	2,392
Machinery — 0.0% ^
Parker-Hannifin Corp.
4.45%, 11/21/2044	592	495
4.10%, 3/1/2047	8	6
		501
Media — 0.2%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	515
7.34%, 9/1/2041 (b)	2,855	2,834
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	322
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	735	802
Time Warner Cable LLC
6.55%, 5/1/2037	400	385
5.88%, 11/15/2040	2,720	2,361
5.50%, 9/1/2041	934	777
		7,996
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa)
5.75%, 4/5/2034 (b)	2,635	2,666
5.25%, 3/19/2036 (b)	380	366
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	917	955
Glencore Funding LLC (Australia)
2.63%, 9/23/2031 (b)	40	35
5.63%, 4/4/2034 (b)	1,080	1,085
5.51%, 4/1/2036 (b)	3,460	3,403
Nucor Corp. 2.98%, 12/15/2055	20	12
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Rio Tinto Finance USA plc (Australia) 4.88%, 3/14/2030	157	157
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	639
		9,318
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 0.00%, 7/1/2030 ‡	3,000	3,000
Multi-Utilities — 0.3%
Ameren Corp. 3.50%, 1/15/2031	125	117
Ameren Illinois Co. 5.55%, 7/1/2054	1,650	1,532
CenterPoint Energy, Inc. 2.95%, 3/1/2030	40	37
Consolidated Edison Co. of New York, Inc.
Series 12-A, 4.20%, 3/15/2042	9	8
3.20%, 12/1/2051	1,090	683
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	186
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	940	928
5.35%, 6/15/2036	2,040	1,981
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	11	11
NiSource, Inc. 1.70%, 2/15/2031	765	662
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	50	35
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	40	35
Puget Energy, Inc.
2.38%, 6/15/2028	20	19
5.73%, 3/15/2035	715	706
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	304
2.95%, 8/15/2051	1,050	636
5.35%, 4/1/2053	75	66
Series EEEE, 5.95%, 3/15/2056	760	734
Sempra 5.25%, 3/15/2036	2,500	2,405
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	760	775
Series B, 5.10%, 9/15/2035	975	941
5.88%, 3/15/2041	11	11
4.40%, 6/1/2043	23	19
3.95%, 10/1/2046	9	7
Series 21A, 3.15%, 9/30/2051	420	263
WEC Energy Group, Inc. 5.60%, 9/12/2026	28	28
		13,129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	335	313
Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	660	640
5.80%, 10/1/2054 (b)	360	327
BP Capital Markets America, Inc.
4.81%, 2/13/2033	210	206
2.94%, 6/4/2051	1,995	1,213
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	793
Cheniere Energy Partners LP 5.55%, 10/30/2035	780	777
Cheniere Energy, Inc.
5.65%, 4/15/2034	690	696
5.20%, 7/30/2036 (b)	1,955	1,885
6.00%, 7/30/2056 (b)	1,000	965
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (b)	481	475
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	3,565	3,530
5.96%, 2/15/2055 (b)	2,415	2,305
ConocoPhillips Co.
5.05%, 9/15/2033	95	95
5.50%, 1/15/2055	1,500	1,382
Devon Energy Corp.
3.90%, 5/15/2027 (b)	935	932
5.60%, 3/15/2034 (b)	75	76
5.40%, 2/15/2035 (b)	1,250	1,241
5.75%, 9/15/2054	558	523
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	848
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	760	748
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	569
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,110
5.63%, 4/5/2034	1,350	1,363
5.45%, 3/27/2036	2,000	1,973
4.50%, 6/10/2044	110	91
Energy Transfer LP
4.95%, 5/15/2028	80	80
5.25%, 7/1/2029	1,450	1,464
4.15%, 9/15/2029	1,006	984
5.35%, 1/15/2036	997	973
6.05%, 6/1/2041	30	30
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.10%, 2/15/2042	420	413
5.30%, 4/1/2044	170	151
6.00%, 6/15/2048	775	730
6.25%, 4/15/2049	800	775
Eni SpA (Italy)
5.70%, 10/1/2040 (b)	925	883
6.00%, 5/18/2056 (b)	2,950	2,816
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	15	15
Enterprise Products Operating LLC
5.10%, 2/15/2045	100	90
4.95%, 10/15/2054	6	5
EOG Resources, Inc. 5.35%, 1/15/2036	80	79
Exxon Mobil Corp.
3.00%, 8/16/2039	1,015	784
3.57%, 3/6/2045	1,215	905
4.11%, 3/1/2046	15	12
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	934	758
Kinder Morgan, Inc.
7.80%, 8/1/2031	1,151	1,282
5.05%, 2/15/2046	1,910	1,659
3.25%, 8/1/2050	20	13
Marathon Petroleum Corp. 4.75%, 9/15/2044	65	55
MPLX LP
4.50%, 4/15/2038	8	7
4.95%, 3/14/2052	520	425
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	240	221
Occidental Petroleum Corp. 4.30%, 8/15/2039	352	298
ONEOK Partners LP 6.65%, 10/1/2036	370	396
ONEOK, Inc.
4.75%, 10/15/2031	2,125	2,078
5.20%, 7/15/2048	30	26
Pioneer Natural Resources Co.
1.90%, 8/15/2030	1,050	938
2.15%, 1/15/2031	4,300	3,829
Plains All American Pipeline LP 4.70%, 1/15/2031	630	618
Shell Finance US, Inc. 3.13%, 11/7/2049	60	39
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	375	375
5.03%, 10/1/2029	430	428
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	677	730
Targa Resources Corp. 4.90%, 9/15/2030	2,388	2,370
TC PipeLines LP 3.90%, 5/25/2027	7	7
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France)
3.46%, 2/19/2029	40	39
2.99%, 6/29/2041	1,200	874
3.46%, 7/12/2049	815	559
3.13%, 5/29/2050	1,180	759
Valero Energy Corp.
7.50%, 4/15/2032	10	11
3.65%, 12/1/2051	115	78
Western Midstream Operating LP 5.25%, 2/1/2050 (f)	415	350
		55,174
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	775	746
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	324
4.00%, 9/18/2042	240	196
Bristol-Myers Squibb Co.
5.90%, 11/15/2033	35	36
4.25%, 10/26/2049	1,004	779
3.70%, 3/15/2052	1,015	707
5.55%, 2/22/2054	1,160	1,077
Eli Lilly & Co.
5.00%, 2/9/2054	960	842
5.70%, 5/20/2066	1,120	1,068
Merck & Co., Inc.
4.00%, 3/7/2049	860	649
2.90%, 12/10/2061	965	526
Novartis Capital Corp. 5.70%, 3/18/2056	640	621
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	1,935	1,689
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	5	5
Takeda Pharmaceutical Co. Ltd. (Japan)
5.65%, 7/5/2044	422	404
3.18%, 7/9/2050	1,486	944
		9,867
Residential REITs — 0.1%
ERP Operating LP 4.95%, 6/15/2032	101	100
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,749
Mid-America Apartments LP
3.95%, 3/15/2029	920	900
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — continued
1.70%, 2/15/2031	30	26
4.65%, 1/15/2033	790	762
UDR, Inc.
2.95%, 9/1/2026	388	388
3.00%, 8/15/2031	305	276
2.10%, 8/1/2032	710	595
3.10%, 11/1/2034	30	25
		4,821
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	840	807
2.50%, 8/16/2031	470	414
Kimco Realty OP LLC 1.90%, 3/1/2028	160	154
NNN REIT, Inc.
3.60%, 12/15/2026	16	16
4.30%, 10/15/2028	620	614
5.60%, 10/15/2033	600	605
5.50%, 6/15/2034	170	170
Realty Income Corp.
3.25%, 1/15/2031	35	32
4.65%, 3/15/2047	8	7
		2,819
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
1.95%, 2/15/2028	2,500	2,406
4.75%, 4/15/2029	25	25
4.55%, 2/15/2032	1,904	1,823
3.14%, 11/15/2035	1,413	1,137
4.80%, 2/15/2036	241	221
3.50%, 2/15/2041	3,950	2,934
Foundry JV Holdco LLC
6.10%, 1/25/2036 (b)	699	713
6.20%, 1/25/2037 (b)	990	1,014
Intel Corp.
3.73%, 12/8/2047	580	398
3.25%, 11/15/2049	1,390	856
5.70%, 2/10/2053	590	527
KLA Corp.
3.30%, 3/1/2050	600	395
4.95%, 7/15/2052	135	116
Marvell Technology, Inc.
5.75%, 2/15/2029	1,360	1,386
2.95%, 4/15/2031	1,405	1,272
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
5.45%, 7/15/2035	4,818	4,740
NXP BV (Netherlands)
4.40%, 6/1/2027	25	25
3.25%, 5/11/2041	1,445	1,044
3.25%, 11/30/2051	682	426
		21,458
Software — 0.4%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	10	10
Microsoft Corp. 2.92%, 3/17/2052	26	16
Oracle Corp.
4.80%, 9/26/2032	2,120	1,960
4.90%, 2/6/2033	1,300	1,197
4.30%, 7/8/2034	10	9
3.90%, 5/15/2035	8	7
5.70%, 2/4/2036	1,830	1,692
3.85%, 7/15/2036	12	10
3.80%, 11/15/2037	20	15
3.60%, 4/1/2040	1,000	693
5.88%, 9/26/2045	1,425	1,175
6.55%, 2/4/2046	700	625
3.60%, 4/1/2050	355	206
3.95%, 3/25/2051	700	425
4.38%, 5/15/2055	4,900	3,092
6.70%, 2/4/2056	2,825	2,488
6.85%, 2/4/2066	1,595	1,400
Roper Technologies, Inc.
3.80%, 12/15/2026	7	7
2.00%, 6/30/2030	25	22
4.90%, 10/15/2034	1,940	1,842
Synopsys, Inc.
5.15%, 4/1/2035	158	153
5.70%, 4/1/2055	1,415	1,310
VMware LLC
1.80%, 8/15/2028	30	28
2.20%, 8/15/2031	160	139
		18,521
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	312	312
3.80%, 8/15/2029	90	87
2.10%, 6/15/2030	630	565
1.88%, 10/15/2030	1,090	960
4.70%, 12/15/2032	1,235	1,192
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
3.10%, 6/15/2050	496	307
2.95%, 1/15/2051	324	193
Crown Castle, Inc.
4.00%, 3/1/2027	264	263
2.10%, 4/1/2031	2,000	1,739
Equinix, Inc.
3.20%, 11/18/2029	65	62
5.50%, 8/15/2033	4,000	3,952
Extra Space Storage LP
3.90%, 4/1/2029	30	29
4.00%, 6/15/2029	869	847
2.40%, 10/15/2031	45	39
SBA Communications Corp.
5.15%, 7/15/2031	2,360	2,340
5.45%, 7/15/2033	1,710	1,687
		14,574
Specialty Retail — 0.0% ^
AutoZone, Inc.
1.65%, 1/15/2031	765	662
5.40%, 7/15/2034	760	757
Home Depot, Inc. (The) 4.25%, 4/1/2046	150	120
Lowe's Cos., Inc. 4.05%, 5/3/2047	130	97
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	432	428
1.75%, 3/15/2031	55	48
		2,112
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	20	15
3.85%, 8/4/2046	26	20
3.75%, 9/12/2047	50	37
4.10%, 8/8/2062	1,200	871
Dell International LLC
4.90%, 10/1/2026	1,265	1,265
5.25%, 2/1/2028	1,245	1,254
5.30%, 4/1/2032	3,215	3,219
3.45%, 12/15/2051	61	40
		6,721
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,479
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	1,730	1,536
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — continued
4.54%, 8/15/2047	14	11
Reynolds American, Inc. (United Kingdom)
7.00%, 8/4/2041	100	106
5.85%, 8/15/2045	180	171
		3,303
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
1.95%, 9/20/2026 (b)	120	120
3.50%, 11/1/2027 (b)	30	29
5.38%, 7/15/2029 (b)	2,400	2,415
5.13%, 4/10/2030 (b)	825	821
WW Grainger, Inc. 4.60%, 6/15/2045	7	6
		3,391
Water Utilities — 0.0% ^
American Water Capital Corp. 3.45%, 5/1/2050	1,096	736
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,864
5.15%, 4/15/2034	230	225
4.50%, 4/15/2050	30	23
3.30%, 2/15/2051	125	77
3.40%, 10/15/2052	1,525	940
3.60%, 11/15/2060	915	553
		4,682
Total Corporate Bonds (Cost $1,217,687)		1,163,654
Mortgage-Backed Securities — 18.4%
FHLMC
Pool # 846812, ARM, 5.86%, 4/1/2030 (e)	—	—
Pool # 420195, ARM, 5.45%, 11/1/2030 (e)	2	2
Pool # 789262, ARM, 6.10%, 12/1/2031 (e)	2	2
Pool # 781087, ARM, 5.86%, 12/1/2033 (e)	37	38
Pool # 1B1665, ARM, 5.94%, 4/1/2034 (e)	34	35
Pool # 847356, ARM, 6.19%, 12/1/2034 (e)	36	37
Pool # 782979, ARM, 5.87%, 1/1/2035 (e)	48	50
Pool # 1Q0001, ARM, 6.43%, 1/1/2036 (e)	1	1
Pool # 1Q0025, ARM, 6.04%, 2/1/2036 (e)	15	15
Pool # 848431, ARM, 6.13%, 2/1/2036 (e)	22	22
Pool # 1J1380, ARM, 6.74%, 3/1/2036 (e)	—	—
Pool # 1L1286, ARM, 5.75%, 5/1/2036 (e)	4	4
Pool # 1K1233, ARM, 5.87%, 5/1/2036 (e)	1	1
Pool # 848365, ARM, 5.98%, 7/1/2036 (e)	28	29
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1A1096, ARM, 5.78%, 10/1/2036 (e)	49	50
Pool # 1G2539, ARM, 6.35%, 10/1/2036 (e)	8	8
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (e)	30	31
Pool # 1G2671, ARM, 5.96%, 11/1/2036 (e)	47	48
Pool # 782760, ARM, 6.22%, 11/1/2036 (e)	25	25
Pool # 1G2552, ARM, 6.30%, 11/1/2036 (e)	6	7
Pool # 1J1400, ARM, 6.50%, 11/1/2036 (e)	1	1
Pool # 1J1634, ARM, 6.10%, 12/1/2036 (e)	38	39
Pool # 1N0368, ARM, 6.37%, 1/1/2037 (e)	2	3
Pool # 1J1516, ARM, 5.88%, 2/1/2037 (e)	1	1
Pool # 1Q0196, ARM, 6.32%, 2/1/2037 (e)	2	2
Pool # 1Q0739, ARM, 5.94%, 3/1/2037 (e)	33	33
Pool # 1J1522, ARM, 6.31%, 3/1/2037 (e)	4	4
Pool # 1H1390, ARM, 5.82%, 4/1/2037 (e)	3	3
Pool # 1G1678, ARM, 5.90%, 4/1/2037 (e)	1	1
Pool # 1J0336, ARM, 6.15%, 4/1/2037 (e)	4	4
Pool # 1G3616, ARM, 5.75%, 5/1/2037 (e)	1	1
Pool # 1J2919, ARM, 5.60%, 8/1/2037 (e)	1	1
Pool # 847834, ARM, 6.51%, 12/1/2037 (e)	1	1
Pool # 848699, ARM, 6.21%, 7/1/2040 (e)	44	46
FHLMC Gold Pools, 20 Year
Pool # C91005, 6.00%, 12/1/2026	—	—
Pool # C91403, 3.50%, 3/1/2032	47	46
Pool # C91849, 3.50%, 9/1/2035	84	80
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	—	—
Pool # G04626, 6.00%, 5/1/2031	1	1
Pool # C68485, 7.00%, 7/1/2032	5	5
Pool # G01448, 7.00%, 8/1/2032	15	15
Pool # G60433, 4.50%, 9/1/2033	117	115
Pool # A13845, 5.50%, 9/1/2033	3	3
Pool # A13625, 5.50%, 10/1/2033	50	50
Pool # A16107, 6.00%, 12/1/2033	40	41
Pool # A16779, 6.50%, 12/1/2033	12	13
Pool # A17537, 6.00%, 1/1/2034	27	28
Pool # A61572, 5.00%, 9/1/2034	172	171
Pool # A28796, 6.50%, 11/1/2034	2	2
Pool # G03369, 6.50%, 1/1/2035	54	56
Pool # A46987, 5.50%, 7/1/2035	138	141
Pool # G01919, 4.00%, 9/1/2035	112	109
Pool # C02641, 7.00%, 10/1/2036	26	27
Pool # C02660, 6.50%, 11/1/2036	44	46
Pool # G04386, 7.50%, 2/1/2038	3	3
Pool # A93383, 5.00%, 8/1/2040	126	125
Pool # A93511, 5.00%, 8/1/2040	135	134
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # G06493, 4.50%, 5/1/2041	596	578
Pool # Z40179, 4.00%, 7/1/2048	1,458	1,348
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	8	8
Pool # WN2258, 3.80%, 9/1/2029	396	386
Pool # G20027, 10.00%, 10/1/2030	—	1
Pool # U50105, 4.00%, 1/1/2032	175	171
Pool # N30129, 6.00%, 5/1/2032	—	—
Pool # WN2725, 4.10%, 7/1/2032	8,000	7,741
Pool # U80254, 3.00%, 3/1/2033	114	109
Pool # P20409, 5.50%, 10/1/2033	31	31
Pool # WN4013, 4.47%, 12/1/2033	1,225	1,194
Pool # WA2226, 2.86%, 6/1/2037	437	370
Pool # H09079, 5.50%, 6/1/2037	1	1
Pool # H09069, 6.50%, 9/1/2037	6	6
Pool # U90975, 4.00%, 6/1/2042	582	551
Pool # U90673, 4.00%, 1/1/2043	110	104
Pool # U91253, 4.00%, 4/1/2043	46	43
Pool # U91484, 4.00%, 5/1/2043	35	33
Pool # U99134, 4.00%, 1/1/2046	3,077	2,883
Pool # U69030, 4.50%, 1/1/2046	1,023	986
Pool # RE0006, 3.50%, 1/1/2050	1,849	1,629
FHLMC UMBS, 15 Year Pool # ZS8056, 4.00%, 7/1/2033	73	71
FHLMC UMBS, 20 Year
Pool # ZS9065, 4.00%, 6/1/2033	101	99
Pool # SC0104, 3.50%, 8/1/2035	792	764
Pool # ZA2434, 3.00%, 10/1/2036	172	161
FHLMC UMBS, 30 Year
Pool # QB4648, 2.50%, 10/1/2050	214	177
Pool # SD3301, 2.50%, 1/1/2051	2,573	2,144
Pool # RA5680, 2.00%, 8/1/2051	7,097	5,582
Pool # SD0781, 3.00%, 11/1/2051	4,398	3,781
Pool # RA6652, 2.50%, 1/1/2052	4,462	3,667
Pool # SD0923, 2.50%, 1/1/2052	864	718
Pool # SD1076, 3.00%, 1/1/2052	611	529
Pool # QD7332, 2.50%, 2/1/2052	228	190
Pool # RA6702, 3.00%, 2/1/2052	3,205	2,735
Pool # SD3952, 2.50%, 3/1/2052	4,418	3,693
Pool # SD2864, 3.00%, 3/1/2052	221	189
Pool # QE3414, 3.00%, 5/1/2052	3,687	3,172
Pool # SD3016, 3.00%, 6/1/2052	11,490	9,874
Pool # SD3781, 4.00%, 7/1/2052	2,825	2,593
Pool # QF0379, 5.00%, 8/1/2052	1,039	1,010
Pool # RJ1781, 6.00%, 6/1/2054	6,607	6,740
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SL1998, 4.00%, 1/1/2055	6,326	5,805
FNMA
Pool # 54844, ARM, 4.18%, 9/1/2027 (e)	1	1
Pool # 303532, ARM, 4.38%, 3/1/2029 (e)	—	—
Pool # 555258, ARM, 5.53%, 1/1/2033 (e)	94	95
Pool # 722985, ARM, 5.90%, 7/1/2033 (e)	5	5
Pool # 746299, ARM, 6.48%, 9/1/2033 (e)	31	32
Pool # 766610, ARM, 6.02%, 1/1/2034 (e)	6	6
Pool # 920467, ARM, 6.75%, 2/1/2034 (e)	50	51
Pool # 770377, ARM, 5.67%, 4/1/2034 (e)	16	16
Pool # 751531, ARM, 5.83%, 5/1/2034 (e)	42	43
Pool # 782306, ARM, 5.67%, 7/1/2034 (e)	4	4
Pool # 735332, ARM, 5.77%, 8/1/2034 (e)	41	42
Pool # 790235, ARM, 6.36%, 8/1/2034 (e)	34	34
Pool # 791961, ARM, 5.56%, 9/1/2034 (e)	11	11
Pool # 803599, ARM, 6.05%, 10/1/2034 (e)	29	29
Pool # 803594, ARM, 6.09%, 10/1/2034 (e)	42	43
Pool # 896463, ARM, 6.24%, 10/1/2034 (e)	19	20
Pool # 806776, ARM, 5.67%, 11/1/2034 (e)	37	38
Pool # 806778, ARM, 5.87%, 11/1/2034 (e)	88	90
Pool # 810896, ARM, 5.60%, 1/1/2035 (e)	69	71
Pool # 802692, ARM, 5.87%, 1/1/2035 (e)	39	40
Pool # 816597, ARM, 5.67%, 2/1/2035 (e)	9	9
Pool # 735539, ARM, 5.80%, 4/1/2035 (e)	122	124
Pool # 745862, ARM, 5.88%, 4/1/2035 (e)	21	21
Pool # 821378, ARM, 5.66%, 5/1/2035 (e)	27	27
Pool # 823660, ARM, 5.84%, 5/1/2035 (e)	17	18
Pool # 745766, ARM, 6.00%, 6/1/2035 (e)	51	52
Pool # 843026, ARM, 5.78%, 9/1/2035 (e)	34	35
Pool # 832801, ARM, 6.46%, 9/1/2035 (e)	2	2
Pool # 849251, ARM, 5.67%, 1/1/2036 (e)	25	25
Pool # 863729, ARM, 5.89%, 1/1/2036 (e)	5	5
Pool # 877009, ARM, 6.75%, 3/1/2036 (e)	2	2
Pool # 868952, ARM, 5.93%, 5/1/2036 (e)	—	—
Pool # 895141, ARM, 5.69%, 7/1/2036 (e)	34	34
Pool # 894452, ARM, 6.57%, 9/1/2036 (e)	1	2
Pool # 900197, ARM, 6.78%, 10/1/2036 (e)	29	30
Pool # 909377, ARM, 5.90%, 2/1/2037 (e)	4	4
Pool # 995521, ARM, 5.94%, 5/1/2037 (e)	2	2
Pool # 946362, ARM, 6.51%, 9/1/2037 (e)	—	—
Pool # 995615, ARM, 5.94%, 10/1/2037 (e)	1	1
Pool # 952182, ARM, 6.20%, 11/1/2037 (e)	2	2
Pool # 889028, ARM, 4.85%, 1/1/2038 (e)	2	2
FNMA UMBS, 20 Year
Pool # 256946, 6.50%, 10/1/2027	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 256962, 6.00%, 11/1/2027	—	—
Pool # 257126, 6.00%, 3/1/2028	1	1
Pool # AD0329, 6.50%, 9/1/2028	—	—
Pool # MA1138, 3.50%, 8/1/2032	125	121
FNMA UMBS, 30 Year
Pool # 695533, 8.00%, 6/1/2027	1	1
Pool # 453258, 6.00%, 11/1/2028	3	3
Pool # 755973, 8.00%, 11/1/2028	12	12
Pool # 455759, 6.00%, 12/1/2028	1	1
Pool # 745630, 5.50%, 1/1/2029	1	1
Pool # 252211, 6.00%, 1/1/2029	2	2
Pool # 323994, 8.00%, 10/1/2029	1	1
Pool # 889020, 6.50%, 11/1/2029	29	29
Pool # 578569, 5.50%, 4/1/2031	1	1
Pool # 598559, 6.50%, 8/1/2031	10	10
Pool # 622542, 5.50%, 9/1/2031	44	45
Pool # 788150, 6.00%, 3/1/2032	5	5
Pool # 675555, 6.00%, 12/1/2032	9	9
Pool # AL0045, 6.00%, 12/1/2032	72	73
Pool # 689103, 5.50%, 2/1/2033	8	8
Pool # 674349, 6.00%, 3/1/2033	1	1
Pool # 688625, 6.00%, 3/1/2033	4	4
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	24	25
Pool # 723852, 5.00%, 7/1/2033	28	28
Pool # 729296, 5.00%, 7/1/2033	58	57
Pool # 729379, 6.00%, 8/1/2033	9	9
Pool # 737825, 6.00%, 9/1/2033	12	12
Pool # 725017, 5.50%, 12/1/2033	108	108
Pool # 751341, 5.50%, 3/1/2034	16	16
Pool # 888568, 5.00%, 12/1/2034	3	3
Pool # AD0755, 7.00%, 6/1/2035	786	822
Pool # 820347, 5.00%, 9/1/2035	23	23
Pool # 845549, 5.50%, 1/1/2036	12	12
Pool # 976871, 6.50%, 8/1/2036	2	2
Pool # 833657, 7.50%, 8/1/2036	11	11
Pool # 885704, 6.00%, 10/1/2036	1	1
Pool # 888696, 6.50%, 7/1/2037	3	3
Pool # 986648, 6.00%, 9/1/2037	51	53
Pool # 888892, 7.50%, 11/1/2037	11	11
Pool # 889883, 6.50%, 3/1/2038	2	2
Pool # 257510, 7.00%, 12/1/2038	41	43
Pool # AD0753, 7.00%, 1/1/2039	29	31
Pool # AD9151, 5.00%, 8/1/2040	7	7
Pool # AO9370, 3.50%, 7/1/2042	209	194
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	21

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AT5891, 3.00%, 6/1/2043	1,094	980
Pool # AS3163, 4.00%, 8/1/2044	38	35
Pool # BE5039, 3.50%, 7/1/2046	134	122
Pool # BM3500, 4.00%, 9/1/2047	1,184	1,120
Pool # BJ1778, 4.50%, 10/1/2047	470	449
Pool # BM3499, 4.00%, 12/1/2047	79	73
Pool # BN9180, 4.00%, 6/1/2049	255	236
Pool # BK8753, 4.50%, 6/1/2049	534	507
Pool # BO1219, 4.50%, 6/1/2049	1,379	1,310
Pool # CA4018, 3.00%, 8/1/2049	208	180
Pool # BO7077, 3.00%, 9/1/2049	1,591	1,380
Pool # CA5549, 3.00%, 4/1/2050	3,402	2,945
Pool # CA5702, 2.50%, 5/1/2050	4,470	3,721
Pool # CA6079, 2.50%, 6/1/2050	2,637	2,157
Pool # BP6439, 2.50%, 7/1/2050	5,774	4,724
Pool # BP6474, 2.50%, 7/1/2050	9,619	7,914
Pool # CA6361, 2.50%, 7/1/2050	3,270	2,729
Pool # CA6989, 2.50%, 9/1/2050	3,931	3,279
Pool # FS1553, 2.50%, 11/1/2050	219	182
Pool # FS3599, 2.50%, 1/1/2051	3,687	3,053
Pool # BQ4516, 2.00%, 2/1/2051	5,355	4,224
Pool # FS5759, 3.50%, 2/1/2051	7,418	6,674
Pool # FS0730, 4.00%, 2/1/2051	3,162	2,896
Pool # FM8651, 2.50%, 4/1/2051	6,699	5,496
Pool # CB1275, 2.50%, 8/1/2051	213	175
Pool # CB1301, 2.50%, 8/1/2051	212	177
Pool # FM8642, 2.50%, 9/1/2051	368	307
Pool # BU0070, 2.50%, 10/1/2051	3,878	3,166
Pool # CB1908, 2.50%, 10/1/2051	9,035	7,505
Pool # MA4466, 2.50%, 11/1/2051	3,598	2,958
Pool # FS1172, 3.00%, 11/1/2051	334	286
Pool # CB2275, 2.50%, 12/1/2051	208	172
Pool # FS2559, 3.00%, 12/1/2051	1,895	1,635
Pool # FS4108, 4.00%, 12/1/2051	2,937	2,699
Pool # CB2637, 2.50%, 1/1/2052	3,092	2,586
Pool # MA4512, 2.50%, 1/1/2052	453	373
Pool # CB2664, 3.00%, 1/1/2052	1,583	1,363
Pool # MA4513, 3.00%, 1/1/2052	498	425
Pool # CB2684, 3.50%, 1/1/2052	259	230
Pool # FS5986, 2.50%, 2/1/2052	3,839	3,209
Pool # FS0845, 3.00%, 2/1/2052	7,653	6,572
Pool # FS3345, 3.00%, 2/1/2052	3,518	3,031
Pool # FS7749, 3.00%, 2/1/2052	3,796	3,279
Pool # MA4549, 3.00%, 2/1/2052	515	441
Pool # FA0097, 2.50%, 3/1/2052	6,388	5,339
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS5446, 2.50%, 3/1/2052	4,997	4,104
Pool # FS8041, 2.50%, 3/1/2052	3,752	3,105
Pool # CB3236, 3.00%, 3/1/2052	199	171
Pool # FS0751, 3.00%, 3/1/2052	748	643
Pool # FA1671, 2.50%, 4/1/2052	6,813	5,679
Pool # BV5389, 3.00%, 4/1/2052	1,841	1,584
Pool # CB3426, 3.50%, 4/1/2052	172	153
Pool # CB3273, 4.00%, 4/1/2052	4,369	4,022
Pool # CB3383, 4.00%, 4/1/2052	3,778	3,467
Pool # FS4720, 2.50%, 5/1/2052	3,626	3,037
Pool # CB3494, 3.00%, 5/1/2052	6,973	5,983
Pool # FS7204, 3.00%, 5/1/2052	1,364	1,176
Pool # CB3679, 4.00%, 5/1/2052	3,797	3,482
Pool # CB3913, 4.00%, 5/1/2052	1,541	1,415
Pool # BV2531, 3.00%, 6/1/2052	19,797	16,920
Pool # BV5631, 3.00%, 6/1/2052	5,828	5,014
Pool # CB3891, 3.00%, 6/1/2052	22,904	19,661
Pool # FA1709, 3.00%, 6/1/2052	9,023	7,792
Pool # CB4124, 4.00%, 6/1/2052	2,009	1,842
Pool # CB4119, 4.00%, 7/1/2052	14,168	13,020
Pool # MA4656, 4.50%, 7/1/2052	219	207
Pool # CB4608, 4.00%, 9/1/2052	3,971	3,645
Pool # FS2898, 4.50%, 9/1/2052	2,439	2,306
Pool # BW8524, 5.00%, 9/1/2052	1,641	1,591
Pool # BW9985, 5.00%, 9/1/2052	3,333	3,244
Pool # CB4622, 5.00%, 9/1/2052	154	150
Pool # BV6789, 4.00%, 10/1/2052	1,102	1,011
Pool # BX0091, 5.00%, 10/1/2052	1,605	1,557
Pool # BV6794, 5.00%, 11/1/2052	1,300	1,277
Pool # CB5896, 5.00%, 3/1/2053	2,256	2,189
Pool # FS4687, 5.50%, 5/1/2053	171	171
Pool # BY4714, 5.00%, 6/1/2053	5,269	5,105
Pool # BY7027, 5.00%, 8/1/2053	4,618	4,465
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	6	6
Pool # 252481, 6.50%, 4/1/2029	5	5
Pool # 685946, 6.00%, 9/1/2032	6	6
Pool # 725350, 6.00%, 1/1/2033	4	4
Pool # 653815, 7.00%, 2/1/2033	2	2
Pool # 752786, 6.00%, 9/1/2033	21	21
Pool # 801357, 5.50%, 8/1/2034	9	9
Pool # 813839, 6.00%, 11/1/2034	20	20
Pool # 827816, 6.00%, 1/1/2035	—	—
Pool # 827804, 6.00%, 3/1/2035	2	3
Pool # 931717, 6.50%, 8/1/2039	107	107
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # AM8803, 2.78%, 6/1/2027	4,188	4,133
Pool # AM8987, 2.79%, 6/1/2027	1,531	1,510
Pool # BL9574, 1.00%, 12/1/2027	3,694	3,535
Pool # AM4758, 4.02%, 11/1/2028	76	75
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,947
Pool # BL0907, 3.88%, 12/1/2028	262	258
Pool # BS4959, 2.30%, 3/1/2029	447	422
Pool # AN4975, 3.21%, 3/1/2029	272	263
Pool # AN5527, 3.02%, 7/1/2029	187	179
Pool # BS8075, 5.00%, 9/1/2029	1,870	1,879
Pool # BZ1715, 4.48%, 10/1/2029	2,325	2,315
Pool # BL4364, 2.24%, 11/1/2029	5,090	4,735
Pool # BL4333, 2.52%, 11/1/2029	5,526	5,183
Pool # AM7785, 3.17%, 2/1/2030	2,504	2,388
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,932
Pool # AM8544, 3.08%, 4/1/2030	6,674	6,347
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,518
Pool # AM8700, 2.93%, 6/1/2030	1,748	1,646
Pool # AM9020, 2.97%, 6/1/2030	3,357	3,163
Pool # BZ1291, 4.82%, 8/1/2030	5,000	4,994
Pool # BZ2136, 4.59%, 9/1/2030	804	801
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,031
Pool # BL9251, 1.45%, 10/1/2030	4,211	3,708
Pool # BL9839, 1.48%, 12/1/2030	259	228
Pool # BS1213, 1.28%, 2/1/2031	449	390
Pool # BS0920, 1.50%, 2/1/2031	225	197
Pool # BZ5796, 4.89%, 3/1/2031	3,576	3,575
Pool # BZ1791, 4.61%, 8/1/2031	4,443	4,397
Pool # BL4315, 2.39%, 9/1/2031	4,143	3,727
Pool # BS5153, 2.53%, 9/1/2031	971	876
Pool # BS5071, 2.63%, 9/1/2031	2,993	2,700
Pool # BS3637, 1.73%, 11/1/2031	3,744	3,258
Pool # BS4510, 1.93%, 12/1/2031	450	395
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,278
Pool # BS8294, 4.44%, 1/1/2032	2,414	2,372
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,883
Pool # BS4708, 2.17%, 3/1/2032	275	241
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,390
Pool # BZ6147, 4.39%, 4/1/2032	6,000	5,852
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,181
Pool # BS5760, 2.43%, 5/1/2032	2,743	2,447
Pool # BS5987, 3.55%, 6/1/2032	393	370
Pool # BZ3982, 4.66%, 6/1/2032	7,393	7,312
Pool # BL7538, 1.52%, 7/1/2032	7,073	5,990
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AN6149, 3.14%, 7/1/2032	3,050	2,783
Pool # BS5530, 3.30%, 7/1/2032	435	400
Pool # BS6243, 3.87%, 8/1/2032	2,138	2,037
Pool # BZ4466, 4.45%, 8/1/2032	5,000	4,894
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,854
Pool # BS6597, 3.67%, 9/1/2032	820	765
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,628
Pool # BS6423, 3.81%, 9/1/2032	450	425
Pool # BS6505, 3.54%, 10/1/2032	3,268	3,048
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,268
Pool # BS6759, 3.97%, 10/1/2032	4,691	4,482
Pool # AP9632, 4.00%, 10/1/2032	86	83
Pool # AP9762, 4.00%, 10/1/2032	34	33
Pool # BZ4871, 4.23%, 10/1/2032	6,120	5,916
Pool # BS6926, 4.51%, 10/1/2032	3,957	3,892
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,033
Pool # 650230, 6.00%, 10/1/2032	2	2
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,235
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,552
Pool # AQ7084, 3.50%, 12/1/2032	151	145
Pool # BL9886, 1.47%, 1/1/2033	395	328
Pool # BS0391, 1.63%, 1/1/2033	290	243
Pool # BZ6279, 4.20%, 1/1/2033	10,530	10,100
Pool # AT2703, 3.50%, 5/1/2033	336	323
Pool # AT2954, 3.50%, 5/1/2033	259	247
Pool # AT4180, 3.50%, 5/1/2033	226	217
Pool # AT4939, 3.50%, 5/1/2033	183	176
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,931
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,840
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,224
Pool # 754922, 5.50%, 9/1/2033	20	20
Pool # 762520, 4.00%, 11/1/2033	100	97
Pool # 255020, 5.50%, 11/1/2033	9	9
Pool # BS4198, 2.16%, 12/1/2033	8,532	7,211
Pool # BL1011, 4.02%, 12/1/2033	250	237
Pool # BZ5847, 4.83%, 1/1/2034	5,594	5,517
Pool # BZ5848, 4.90%, 1/1/2034	3,521	3,483
Pool # BL3756, 2.92%, 9/1/2034	2,447	2,150
Pool # BZ1884, 4.23%, 9/1/2034	4,250	4,070
Pool # BZ2030, 4.39%, 10/1/2034	3,000	2,881
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,113
Pool # 735881, 6.00%, 11/1/2034	13	13
Pool # AM8922, 3.03%, 6/1/2035	1,858	1,728
Pool # BZ4852, 4.49%, 9/1/2035	10,117	9,782
Pool # BZ4781, 5.25%, 9/1/2035	2,061	2,092
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	23

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN0375, 3.76%, 12/1/2035	203	188
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,598
Pool # 849215, 6.50%, 1/1/2036	10	10
Pool # 886320, 6.50%, 7/1/2036	6	6
Pool # 256526, 6.00%, 12/1/2036	2	2
Pool # BS4368, 2.29%, 1/1/2037	4,842	3,916
Pool # 888373, 7.00%, 3/1/2037	1	1
Pool # 256860, 6.50%, 8/1/2037	2	2
Pool # 888796, 6.00%, 9/1/2037	36	36
Pool # 257172, 5.50%, 4/1/2038	1	1
Pool # AO7225, 4.00%, 7/1/2042	188	178
Pool # AO9352, 4.00%, 7/1/2042	281	265
Pool # MA1125, 4.00%, 7/1/2042	236	223
Pool # AR1397, 3.00%, 1/1/2043	559	498
Pool # MA1711, 4.50%, 12/1/2043	901	871
Pool # MA1828, 4.50%, 3/1/2044	719	694
Pool # MA2793, 3.50%, 10/1/2046	43	39
Pool # BF0558, 5.00%, 12/1/2049	2,810	2,768
Pool # BF0091, 3.50%, 5/1/2056	785	693
Pool # BF0101, 3.50%, 6/1/2056	2,546	2,253
Pool # BM6545, 3.50%, 5/1/2058	2,479	2,179
Pool # BF0300, 4.00%, 8/1/2058	6,798	6,258
Pool # BF0464, 3.50%, 3/1/2060	1,973	1,734
Pool # BF0546, 2.50%, 7/1/2061	2,997	2,390
Pool # BF0560, 2.50%, 9/1/2061	3,638	2,902
Pool # BF0590, 2.50%, 12/1/2061	5,922	4,724
Pool # BF0579, 3.00%, 12/1/2061	5,162	4,314
Pool # BF0583, 4.00%, 12/1/2061	3,463	3,120
Pool # BF0759, 2.50%, 5/1/2062	5,058	4,034
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.00%, 9/25/2056 (g)	800	682
TBA, 5.00%, 9/25/2056 (g)	30,000	28,937
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	7	7
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 531500, 6.50%, 10/15/2030	35	35
Pool # 591882, 6.50%, 7/15/2032	7	7
Pool # 607645, 6.50%, 2/15/2033	16	17
Pool # 607724, 7.00%, 2/15/2033	14	14
Pool # 604209, 6.50%, 4/15/2033	23	23
Pool # 781614, 7.00%, 6/15/2033	18	19
Pool # BM2141, 5.00%, 7/15/2049	289	286
Pool # CO1916, 5.00%, 9/15/2052	2,516	2,547
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II
Pool # CE5524, ARM, 5.78%, 8/20/2071 (e)	2,531	2,633
Pool # CH7776, ARM, 5.59%, 10/20/2071 (e)	2,997	3,099
Pool # CE5546, ARM, 5.74%, 10/20/2071 (e)	4,879	5,059
Pool # CK7234, ARM, 5.53%, 2/20/2072 (e)	2,575	2,658
Pool # CK2783, ARM, 5.70%, 2/20/2072 (e)	4,791	4,981
Pool # CK2799, ARM, 5.70%, 3/20/2072 (e)	4,010	4,174
Pool # CK2810, ARM, 5.66%, 4/20/2072 (e)	4,752	4,952
Pool # CP1819, ARM, 5.81%, 7/20/2072 (e)	3,814	4,012
Pool # CG5357, ARM, 5.59%, 8/20/2072 (e)	914	957
Pool # CP4923, ARM, 5.91%, 8/20/2072 (e)	5,167	5,404
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	—	—
Pool # 2512, 8.00%, 11/20/2027	—	—
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2630, 6.50%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	1	2
Pool # 2808, 6.50%, 9/20/2029	5	6
Pool # 3025, 6.50%, 1/20/2031	7	8
Pool # 3068, 6.50%, 4/20/2031	8	8
Pool # 3362, 6.00%, 3/20/2033	15	15
Pool # 3427, 4.50%, 8/20/2033	27	26
Pool # 4840, 7.50%, 9/20/2037	2	2
Pool # 4245, 6.00%, 9/20/2038	246	256
Pool # AK8806, 4.25%, 3/20/2045	524	486
Pool # BA7567, 4.50%, 5/20/2048	32	30
Pool # BO0535, 4.00%, 7/20/2049	964	864
Pool # BO8227, 5.00%, 7/20/2049	655	653
Pool # BO8229, 5.00%, 7/20/2049	457	458
Pool # BM9734, 4.00%, 10/20/2049	933	852
Pool # BQ4115, 3.00%, 3/20/2050	2,076	1,807
Pool # 785294, 3.50%, 1/20/2051	2,807	2,420
Pool # CB1543, 3.00%, 2/20/2051	2,143	1,864
Pool # 785445, 2.50%, 3/20/2051	6,919	5,702
Pool # MA7705, 2.50%, 11/20/2051	16,430	13,746
Pool # MA7768, 3.00%, 12/20/2051	399	347
Pool # MA7829, 3.50%, 1/20/2052	494	441
Pool # CK2698, 3.00%, 2/20/2052	1,172	1,019
Pool # CK2716, 3.50%, 2/20/2052	3,358	2,900
Pool # MA7936, 2.50%, 3/20/2052	9,860	8,250
Pool # CM2161, 3.00%, 3/20/2052	1,951	1,697
Pool # CM2213, 3.00%, 3/20/2052	363	316
Pool # 786743, 3.50%, 4/20/2052	6,906	5,976
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA8097, 2.50%, 6/20/2052	13,705	11,510
Pool # CN2859, 4.50%, 6/20/2052	3,441	3,225
Pool # CO4824, 5.00%, 6/20/2052	1,270	1,255
Pool # MA8148, 3.00%, 7/20/2052	14,304	12,473
Pool # CO4865, 5.00%, 7/20/2052	1,764	1,716
Pool # MA8200, 4.00%, 8/20/2052	6,923	6,370
Pool # MA8265, 3.00%, 9/20/2052	11,949	10,422
Pool # CO8413, 4.50%, 9/20/2052	3,997	3,746
Pool # MA8343, 2.50%, 10/20/2052	4,036	3,380
Pool # MA8346, 4.00%, 10/20/2052	10,184	9,358
Pool # MA8485, 2.50%, 12/20/2052	6,851	5,739
Pool # MA8721, 3.00%, 3/20/2053	4,839	4,229
Pool # MA8797, 3.50%, 4/20/2053	9,553	8,552
Pool # CT7445, 6.00%, 4/20/2053	1,047	1,072
Pool # MA9011, 2.50%, 7/20/2053	191	160
Pool # MA9301, 3.50%, 11/20/2053	2,677	2,390
Pool # MA9484, 3.50%, 2/20/2054	2,079	1,844
Pool # MA9720, 3.00%, 6/20/2054	185	162
Pool # MB0142, 3.00%, 1/20/2055	8,614	7,504
Pool # MB0360, 2.50%, 5/20/2055	7,568	6,335
Pool # 788620, 2.50%, 3/20/2056	15,141	12,711
GNMA II, Other
Pool # 4385, 5.00%, 3/20/2039	6	6
Pool # 787980, 4.00%, 5/20/2065	5,678	5,157
Pool # 788066, 4.00%, 7/20/2065	8,296	7,546
Total Mortgage-Backed Securities (Cost $887,444)		858,123
Asset-Backed Securities — 11.8%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.56%, 12/26/2044 (b) (e)	319	314
Air Canada Pass-Through Trust (Canada)
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	140	138
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	298	281
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	422	396
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	121	117
Series 2019-1, Class A, 3.50%, 2/15/2032	1,942	1,765
Series 2026-2, Class A, 5.70%, 2/20/2039	3,750	3,750
American Credit Acceptance Receivables Trust Series 2025-2, Class C, 5.11%, 4/14/2031 (b)	100	100
Americor 7.99%, 1/15/2030 ‡ (b)	2,447	2,431
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	92	92
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	850	802
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,593
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (b)	115	111
Series 2025-SFR1, Class B, 3.66%, 6/17/2042 (b)	2,700	2,532
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (b)	3,404	3,186
Series 2026-SFR1, Class C, 3.78%, 4/17/2043 (b)	6,000	5,493
Series 2026-SFR2, Class B, 3.81%, 9/17/2043 (b)	3,502	3,218
Ansley Park Capital LLC Series 2025-A, Class C, 4.82%, 4/20/2035 (b)	3,395	3,317
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (b)	2,749	2,747
Series 2026-A, Class A, 4.76%, 4/17/2051 (b)	2,625	2,586
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	115	116
Series 2025-2A, Class B, 5.51%, 8/20/2031 (b)	1,500	1,501
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	1,500	1,505
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (b) (e)	6,818	6,820
BG Beta Ltd. (Cayman Islands) 6.28%, 7/16/2054 ‡	2,688	2,663
Bridge Trust
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	201	195
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (b)	1,794	1,658
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class B, 5.37%, 10/16/2028	467	467
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	276	268
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	444	429
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	476	445
Carmax Auto Owner Trust Series 2025-2, Class A4, 4.65%, 11/15/2030	3,730	3,724
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	782	727
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	14	14
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	111	111
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2027 ‡ (b) (f)	361	358
Chase Funding Trust Series 2003-6, Class 1A7, 4.81%, 11/25/2034 (f)	140	136
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	853
CNH Equipment Trust Series 2022-C, Class A3, 5.15%, 4/17/2028	28	28
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 7/15/2031 (b)	3,276	3,281
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	137	131
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,881
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	2,622	2,428
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	354	355
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	678	679
6.95%, 2/15/2034 ‡	6,000	6,007
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	1,483	1,486
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	3,457	3,475
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	4,200	4,208
Series 2025-2A, Class C, 5.38%, 3/17/2036 (b)	7,751	7,754
Credit One 6.47%, 2/25/2029 ‡ (b)	4,000	3,966
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	541	544
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.68%, 10/25/2034 (e)	4	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

D2 Multifamily Credit Issuer Ltd. (Cayman Islands) Series 2026-FL1, Class A, 5.10%, 11/19/2043 (b) (e)	6,285	6,290
Dec
6.02%, 3/13/2030 ‡ (b)	3,880	3,817
6.91%, 1/15/2031 ‡ (b)	3,979	3,906
6.10%, 7/28/2046 ‡ (b)	4,000	3,966
6.82%, 7/28/2046 ‡	4,000	3,948
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (b) (f)	5,440	5,389
Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (b) (f)	5,312	5,265
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	172	170
Series 2020-1, Class AA, 2.00%, 6/10/2028	223	216
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	2,504	2,487
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 (b)	2,818	2,828
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	1,076	1,093
Drive Auto Receivables Trust
Series 2025-1, Class C, 4.99%, 9/15/2032	135	135
Series 2025-2, Class D, 4.90%, 12/15/2032	4,950	4,900
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	1,956	1,980
EJ Series 2026-1 A2, 6.37%, 10/10/2041 ‡	4,792	4,792
Energy Assets 8.11%, 8/25/2044 ‡	894	894
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (b)	2,880	2,867
Exeter Automobile Receivables Trust
Series 2025-4A, Class C, 4.57%, 6/16/2031	300	298
Series 2025-3A, Class C, 5.09%, 10/15/2031	195	196
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,400	6,355
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,400	3,370
Series 2025-5A, Class D, 5.16%, 3/15/2032	2,898	2,874
Series 2026-2A, Class C, 4.91%, 8/16/2032	4,494	4,471
Fig Six Trust Series 2026-PF1, Class A, 5.75%, 8/25/2056 (b) (e)	2,037	2,030
FIGRE Trust
Series 2026-HE4, Class A, 5.30%, 5/25/2056 (b) (e)	4,597	4,536
Series 2026-HF7, Class A, 4.94%, 7/25/2056 (b) (e)	9,278	9,266
Series 2026-HE9, Class A, 5.70%, 7/25/2056 (b) (e)	5,000	4,977
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	3,370	3,256
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (e)	5,950	5,931
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	6,021
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (b) (e)	5,000	4,946
Series 2021-GT1, Class A, 3.62%, 7/25/2028 (b) (e)	4,300	4,162
Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (e)	4,000	4,000
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (b)	4,320	4,299
Foundation Finance Trust Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	131	130
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	2,905	2,920
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (e)	10	9
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	968	973
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	655	656
Series 2025-2A, Class C, 5.11%, 1/15/2031 (b)	190	191
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	6,980	6,997
Series 2024-3A, Class C, 5.21%, 2/18/2031 (b)	2,500	2,513
Series 2025-3A, Class D, 5.16%, 6/16/2031 (b)	2,970	2,943
Series 2025-4A, Class D, 5.13%, 8/15/2031 (b)	6,000	5,934
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A3, 4.66%, 2/16/2028	8	8
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	952	811
Series 2023-1A, Class A, 5.90%, 1/17/2061 (b)	2,290	2,227
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	192	177
GoodLeap Home Improvement Solutions Trust Series 2026-1A, Class A, 5.31%, 12/20/2049 (b)	8,119	8,084
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Grene Energy Senio 0.00%, 1/25/2027 ‡	204	167
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (e)	4,470	4,469
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	508	455
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	54	51
HERO Funding Trust
Series 2016-2A, Class A, 3.75%, 9/20/2041 (b)	12	12
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	197	183
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	526	482
Hilton Grand Vacations Trust
Series 2024-2A, Class B, 5.65%, 3/25/2038 (b)	57	58
Series 2024-1B, Class A, 5.75%, 9/15/2039 (b)	38	38
Series 2025-2A, Class A, 4.54%, 5/25/2044 (b)	4,243	4,212
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	1,496	1,507
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (b)	5,372	5,346
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	5,000	4,928
Invitation Homes Trust
Series 2024-SFR1, Class A, 4.00%, 9/17/2041 (b)	199	193
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	3,525	3,363
Jonah 0.00%, 11/10/2037 ‡ (b)	1,873	1,865
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 (b)	944	952
Series 2025-1A, Class A1, 6.59%, 12/10/2040 (b)	2,223	2,214
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.82%, 8/25/2038 (b) (e)	407	5
Series 2013-2, Class A, IO, 1.71%, 3/25/2039 (b) (e)	418	10
Series 2015-2, Class A, IO, 3.17%, 7/25/2041 (b) (e)	293	28
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,770
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
LVNV
6.55%, 8/15/2029 ‡	4,000	4,000
6.68%, 8/15/2031 ‡	4,000	4,000
Mariner Finance Issuance Trust Series 2024-AA, Class A, 5.13%, 9/22/2036 (b)	250	251
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	1	1
Mercury Financial Credit Card Master Trust
Series 2026-1A, Class A, 5.34%, 2/20/2032 (b)	9,060	9,009
Series 2026-1A, Class B, 6.31%, 2/20/2032 (b)	1,180	1,173
Series 2026-2A, Class B, 5.46%, 6/21/2032 (b)	10,287	10,196
Midcon 6.02%, 7/10/2030 ‡	6,000	6,000
Midcon Energy Asset Issuer LLC 5.31%, 2/27/2051 ‡ (e)	4,400	4,400
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	171	171
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	1,206	1,217
MVW LLC
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	2,886	2,879
Series 2026-1A, Class B, 4.97%, 3/20/2043 (b)	2,424	2,392
Series 2025-2A, Class B, 4.72%, 10/20/2044 (b)	5,788	5,694
Series 2025-2A, Class C, 4.97%, 10/20/2044 (b)	3,091	3,014
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.82%, 11/25/2033 (f)	143	139
Series 2003-5, Class AI7, 4.82%, 11/25/2033 (e)	—	—
Nexgen, Inc. 0.00, 11/16/2033 ‡ (e)	4,615	4,611
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	3,855	3,855
Nexus Nova Frn 6.55%, 8/10/2027 ‡	4,000	4,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (b)	7,012	6,894
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	744	741
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	4,000	4,021
Oportun Issuance Trust
Series 2025-D, Class B, 5.31%, 2/8/2033 (b)	8,375	8,339
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	2,000	1,998
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	5,900	5,952
Perimeter Master Note Business Trust Series 2025-1A, Class A, 5.58%, 12/16/2030 (b)	6,550	6,502
Piper ABS Issuer LLC Series 2025-1A, Class A1, 5.29%, 1/15/2046 ‡	5,677	5,528
Porsche Innovative Lease Owner Trust Series 2024-1A, Class A4, 4.66%, 2/20/2030 (b)	4,230	4,237
Post Road Equipment Finance LLC Series 2026-1A, Class B, 4.91%, 2/15/2033 (b)	3,171	3,134
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	3,979	3,952
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,965
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,671
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (b)	539	518
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	4,000	3,806
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (b)	238	225
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (b)	359	339
Series 2024-SFR5, Class A, 3.00%, 8/17/2041 (b)	247	233
Series 2024-SFR5, Class D, 3.38%, 8/17/2041 (b) (e)	1,892	1,751
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (b)	7,396	6,840
Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (b)	4,250	3,926
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (b)	1,744	1,617
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (b)	2,531	2,338
Series 2025-SFR6, Class C, 4.00%, 12/17/2042 (b)	3,200	2,973
Series 2026-SFR2, Class A, 4.24%, 5/17/2043 (b)	5,145	4,917
Series 2026-SFR2, Class B, 4.32%, 5/17/2043 (b)	4,605	4,347
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	4,921	4,890
RCKT Mortgage Trust Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (b) (f)	3,825	3,820
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (f)	287	63
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	281	257
Series 2017-2A, Class A, 3.22%, 9/22/2053 (b)	22	20
Series 2024-1A, Class A, 6.21%, 11/20/2059 (b)	3,625	3,634
Reprise Financial Receivables Trust Series 2026-1, Class A, 5.54%, 4/18/2033 (b)	5,206	5,206
Research-Driven Pagaya Motor Asset Trust Series 2026-2A, Class A3, 5.38%, 2/26/2035 (b)	8,900	8,902
Revolution III Abs LLC 6.18%, 3/28/2046 ‡	4,036	3,931
Santander Drive Auto Receivables Trust
Series 2024-2, Class C, 5.84%, 6/17/2030	120	121
Series 2022-5, Class D, 5.67%, 12/16/2030	3,367	3,376
Series 2022-6, Class D, 5.69%, 2/18/2031	4,986	5,005
Series 2022-7, Class C, 6.69%, 3/17/2031	103	104
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,791
Series 2024-4, Class D, 5.32%, 12/15/2031	1,550	1,557
Series 2025-4, Class C, 4.52%, 1/15/2032	2,740	2,718
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	157	158
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	2,280	2,298
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	3,914
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (b)	3,500	3,517
Series 2025-2A, Class C, 4.82%, 6/20/2036 (b)	4,460	4,317
Series 2025-2A, Class D, 5.33%, 6/20/2036 (b)	2,705	2,640
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (f)	128	107
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A, 5.14%, 6/20/2041 (b)	74	74
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	100	100
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	2,206	2,247
Towd Point Mortgage Trust
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (b) (f)	3,901	3,825
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (b) (f)	3,744	3,710
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,825
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	125	125
United Airlines Pass-Through Trust
Series 2016-1, Class A, 3.45%, 7/7/2028	412	399
Series 2018-1, Class AA, 3.50%, 3/1/2030	464	445
Series 2018-1, Class A, 3.70%, 3/1/2030	1,013	963
Series 2019-1, Class AA, 4.15%, 8/25/2031	659	635
Series 2019-1, Class A, 4.55%, 8/25/2031	590	565
Series 2019-2, Class AA, 2.70%, 5/1/2032	927	837
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,357	1,358
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,194	1,218
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2026 ‡ (b)	3,884	1,034
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (b)	1,590	1,580
vMobo, Inc. 7.46%, 7/18/2027 ‡	5,998	5,245
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (b)	200	200
Westlake Automobile Receivables Trust
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	1,655	1,661
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,031	2,045
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	2,105	2,123
Wingspire Equipment Finance LLC Series 2024-1A, Class B, 5.06%, 9/20/2032 (b)	4,000	4,007
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	2,452	2,452
Total Asset-Backed Securities (Cost $555,318)		548,783
Collateralized Mortgage Obligations — 5.5%
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	7,000	7,000
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,611	1,617
Series 2005-1CB, Class 1A6, IF, IO, 3.32%, 3/25/2035 (e)	211	19
Series 2005-22T1, Class A2, IF, IO, 1.29%, 6/25/2035 (e)	2,507	114
Series 2005-20CB, Class 3A8, IF, IO, 0.97%, 7/25/2035 (e)	786	17
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	709	592
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	29

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	46	16
Series 2005-37T1, Class A2, IF, IO, 1.27%, 9/25/2035 (e)	1,658	68
Series 2005-54CB, Class 1A2, IF, IO, 1.07%, 11/25/2035 (e)	1,152	31
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	458	333
Series 2005-57CB, Class 3A2, IF, IO, 1.32%, 12/25/2035 (e)	354	16
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	197	171
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	811	352
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (f)	3,515	3,499
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	5	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	175	158
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	34	24
Series 2004-2, Class 30, PO, 9/20/2034	53	41
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	95	84
Series 2005-7, Class 30, PO, 11/25/2035	43	44
Series 2005-8, Class 30, PO, 1/25/2036	24	14
Series 2006-A, Class 3A2, 4.55%, 2/20/2036 (e)	67	61
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.24%, 2/25/2034 (e)	16	15
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 6.24%, 10/25/2033 (e)	7	7
Series 2004-1, Class 12A1, 4.85%, 4/25/2034 (e)	95	84
Series 2004-2, Class 14A, 4.22%, 5/25/2034 (e)	14	13
Series 2006-1, Class A1, 5.95%, 2/25/2036 (e)	182	174
BVRT LLC Series 2025-1, Class B, 3.62%, 5/10/2033 ‡ (b) (e)	3,402	3,315
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (b) (f)	7,170	7,174
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (b) (f)	3,565	3,536
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (b) (f)	4,341	4,296
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	4,700	4,705
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 4.80%, 5/20/2034 (e)	18	18
Series 2004-HYB3, Class 2A, 4.19%, 6/20/2034 (e)	55	51
Series 2004-7, Class 2A1, 5.07%, 6/25/2034 (e)	50	47
Series 2004-HYB6, Class A3, 5.14%, 11/20/2034 (e)	69	66
Series 2005-16, Class A23, 5.50%, 9/25/2035	164	94
Series 2005-22, Class 2A1, 4.81%, 11/25/2035 (e)	391	327
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	22	13
Series 2005-8, Class A, PO, 11/25/2035	42	24
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (e)	8	7
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 6.03%, 8/25/2034 (e)	6	6
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (e)	58	58
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	5	3
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	3	3
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	6	6
Series 2005-1, Class 2A1A, 3.08%, 2/25/2035 (e)	103	92
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	58	56
Series 2005-5, Class 1A2, 4.14%, 8/25/2035 (e)	121	91
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.67%, 2/25/2033 (e)	109	111
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	22	22
Series 2003-25, Class 1P, PO, 10/25/2033	54	42
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	344	338
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	725	714
CVS Pass-Through Trust, 5.77%, 1/10/2033 (b)	21	21
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,310	2,295
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (f)	5,189	4,652
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,318	2,227
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,071	1,821
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,419
Series 2019-4, Class M55D, 4.00%, 2/25/2059	62	58
Series 2020-1, Class MA, 2.50%, 8/25/2059	3,832	3,548
Series 2022-1, Class MTU, 3.25%, 11/25/2061	2,715	2,279
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,032	3,313
Series 2024-1, Class MT, 3.00%, 11/25/2063	1,889	1,562
Series 2024-2, Class MT, 3.50%, 5/25/2064	5,888	5,061
FHLMC, REMIC
Series 1899, Class ZE, 8.00%, 9/15/2026	—	—
Series 1963, Class Z, 7.50%, 1/15/2027	—	—
Series 1935, Class FL, 4.45%, 2/15/2027 (e)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	—	—
Series 1970, Class PG, 7.25%, 7/15/2027	—	—
Series 1987, Class PE, 7.50%, 9/15/2027	1	1
Series 2019, Class Z, 6.50%, 12/15/2027	3	3
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3	—
Series 2040, Class PE, 7.50%, 3/15/2028	4	4
Series 4251, Class KW, 2.50%, 4/15/2028	295	291
Series 2043, Class CJ, 6.50%, 4/15/2028	1	1
Series 2054, Class PV, 7.50%, 5/15/2028	2	2
Series 2075, Class PM, 6.25%, 8/15/2028	12	12
Series 2075, Class PH, 6.50%, 8/15/2028	11	11
Series 2086, Class GB, 6.00%, 9/15/2028	2	2
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	5	—
Series 2095, Class PE, 6.00%, 11/15/2028	15	15
Series 2125, Class JZ, 6.00%, 2/15/2029	7	7
Series 2136, Class PG, 6.00%, 3/15/2029	6	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2132, Class SB, IF, 14.36%, 3/15/2029 (e)	1	1
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2169, Class TB, 7.00%, 6/15/2029	19	20
Series 2163, Class PC, IO, 7.50%, 6/15/2029	1	—
Series 2172, Class QC, 7.00%, 7/15/2029	18	19
Series 2176, Class OJ, 7.00%, 8/15/2029	16	16
Series 2201, Class C, 8.00%, 11/15/2029	2	2
Series 2209, Class TC, 8.00%, 1/15/2030	6	6
Series 2210, Class Z, 8.00%, 1/15/2030	13	13
Series 2224, Class CB, 8.00%, 3/15/2030	4	4
Series 2230, Class Z, 8.00%, 4/15/2030	8	8
Series 2234, Class PZ, 7.50%, 5/15/2030	8	8
Series 2247, Class Z, 7.50%, 8/15/2030	10	11
Series 2256, Class MC, 7.25%, 9/15/2030	6	6
Series 2259, Class ZM, 7.00%, 10/15/2030	19	19
Series 2262, Class Z, 7.50%, 10/15/2030	2	2
Series 2271, Class PC, 7.25%, 12/15/2030	20	20
Series 2296, Class PD, 7.00%, 3/15/2031	13	13
Series 2319, Class FD, 4.45%, 5/15/2031 (e)	1	1
Series 2313, Class LA, 6.50%, 5/15/2031	4	4
Series 2325, Class PM, 7.00%, 6/15/2031	10	10
Series 2359, Class ZB, 8.50%, 6/15/2031	30	31
Series 2344, Class ZD, 6.50%, 8/15/2031	101	103
Series 2344, Class ZJ, 6.50%, 8/15/2031	13	13
Series 2345, Class NE, 6.50%, 8/15/2031	13	13
Series 2351, Class PZ, 6.50%, 8/15/2031	9	9
Series 2353, Class AZ, 6.00%, 9/15/2031	50	51
Series 2367, Class ME, 6.50%, 10/15/2031	26	27
Series 2396, Class FM, 4.20%, 12/15/2031 (e)	2	2
Series 2399, Class OH, 6.50%, 1/15/2032	22	22
Series 2399, Class TH, 6.50%, 1/15/2032	33	34
Series 2464, Class SI, IF, IO, 4.25%, 2/15/2032 (e)	56	4
Series 2410, Class QX, IF, IO, 4.90%, 2/15/2032 (e)	10	1
Series 2410, Class NG, 6.50%, 2/15/2032	26	27
Series 2420, Class XK, 6.50%, 2/15/2032	36	37
Series 2412, Class SP, IF, 8.60%, 2/15/2032 (e)	27	28
Series 2410, Class QS, IF, 9.75%, 2/15/2032 (e)	25	25
Series 2444, Class ES, IF, IO, 4.20%, 3/15/2032 (e)	22	1
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2450, Class SW, IF, IO, 4.25%, 3/15/2032 (e)	17	1
Series 2448, Class FT, 4.75%, 3/15/2032 (e)	5	5
Series 2430, Class WF, 6.50%, 3/15/2032	63	64
Series 2423, Class MC, 7.00%, 3/15/2032	32	33
Series 2423, Class MT, 7.00%, 3/15/2032	26	26
Series 2435, Class CJ, 6.50%, 4/15/2032	35	36
Series 2434, Class TC, 7.00%, 4/15/2032	33	34
Series 2436, Class MC, 7.00%, 4/15/2032	9	9
Series 2455, Class GK, 6.50%, 5/15/2032	68	70
Series 2450, Class GZ, 7.00%, 5/15/2032	23	24
Series 2462, Class JG, 6.50%, 6/15/2032	34	35
Series 2466, Class PH, 6.50%, 6/15/2032	52	53
Series 2474, Class NR, 6.50%, 7/15/2032	29	29
Series 2484, Class LZ, 6.50%, 7/15/2032	35	36
Series 2505, Class D, 5.50%, 9/15/2032	12	12
Series 2500, Class MC, 6.00%, 9/15/2032	26	27
Series 2501, Class PW, 6.00%, 9/15/2032	6	6
Series 2835, Class QO, PO, 12/15/2032	5	4
Series 2543, Class YX, 6.00%, 12/15/2032	77	78
Series 2544, Class HC, 6.00%, 12/15/2032	39	40
Series 2552, Class ME, 6.00%, 1/15/2033	87	89
Series 2567, Class QD, 6.00%, 2/15/2033	102	104
Series 2575, Class ME, 6.00%, 2/15/2033	225	230
Series 2596, Class QG, 6.00%, 3/15/2033	47	48
Series 2586, Class WI, IO, 6.50%, 3/15/2033	21	3
Series 2631, Class SA, IF, 7.97%, 6/15/2033 (e)	2	2
Series 2692, Class SC, IF, 5.78%, 7/15/2033 (e)	17	18
Series 4240, Class B, 3.00%, 8/15/2033	1,484	1,414
Series 2733, Class SB, IF, 4.63%, 10/15/2033 (e)	15	14
Series 2780, Class SY, IF, 8.25%, 11/15/2033 (e)	1	1
Series 3920, Class LP, 5.00%, 1/15/2034	197	197
Series 2744, Class PE, 5.50%, 2/15/2034	—	—
Series 3611, PO, 7/15/2034	16	14
Series 2990, Class UZ, 5.75%, 6/15/2035	531	544
Series 3004, Class EK, 5.50%, 7/15/2035	920	933
Series 3014, Class OD, PO, 8/15/2035	14	13
Series 3085, Class WF, 4.55%, 8/15/2035 (e)	37	37
Series 3012, Class ZE, 5.75%, 8/15/2035	38	39
Series 3047, Class OD, 5.50%, 10/15/2035	115	116
Series 3074, Class BH, 5.00%, 11/15/2035	31	31
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3064, Class MC, 5.50%, 11/15/2035	1,911	1,928
Series 3102, Class FB, 4.05%, 1/15/2036 (e)	1	1
Series 3102, Class HS, IF, 10.81%, 1/15/2036 (e)	5	5
Series 3117, Class EO, PO, 2/15/2036	83	73
Series 3117, Class OK, PO, 2/15/2036	52	45
Series 3134, PO, 3/15/2036	14	12
Series 3152, Class MO, PO, 3/15/2036	65	57
Series 3122, Class ZB, 6.00%, 3/15/2036	36	37
Series 3138, PO, 4/15/2036	72	62
Series 3607, Class BO, PO, 4/15/2036	37	32
Series 3219, Class DI, IO, 6.00%, 4/15/2036	47	8
Series 3819, Class ZQ, 6.00%, 4/15/2036	286	294
Series 3149, Class SO, PO, 5/15/2036	12	10
Series 3233, Class OP, PO, 5/15/2036	20	16
Series 3171, Class MO, PO, 6/15/2036	7	6
Series 3179, Class OA, PO, 7/15/2036	53	45
Series 3194, Class SA, IF, IO, 3.35%, 7/15/2036 (e)	16	1
Series 3211, Class SO, PO, 9/15/2036	66	58
Series 3218, Class AO, PO, 9/15/2036	32	27
Series 3232, Class ST, IF, IO, 2.95%, 10/15/2036 (e)	99	6
Series 3256, PO, 12/15/2036	44	37
Series 4476, Class CM, 3.50%, 12/15/2036	179	172
Series 3261, Class OA, PO, 1/15/2037	55	46
Series 3260, Class CS, IF, IO, 2.39%, 1/15/2037 (e)	98	6
Series 3274, Class JO, PO, 2/15/2037	17	14
Series 3275, Class FL, 4.19%, 2/15/2037 (e)	13	13
Series 3290, Class SB, IF, IO, 2.70%, 3/15/2037 (e)	134	8
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	66	54
Series 3315, Class HZ, 6.00%, 5/15/2037	56	57
Series 3326, Class JO, PO, 6/15/2037	5	4
Series 3331, PO, 6/15/2037	57	49
Series 3607, Class OP, PO, 7/15/2037	154	131
Series 4048, Class FJ, 4.15%, 7/15/2037 (e)	140	138
Series 3385, Class SN, IF, IO, 2.25%, 11/15/2037 (e)	21	1
Series 3387, Class SA, IF, IO, 2.67%, 11/15/2037 (e)	83	5
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (f)	303	2
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3404, Class SC, IF, IO, 2.25%, 1/15/2038 (e)	118	8
Series 3424, Class PI, IF, IO, 3.05%, 4/15/2038 (e)	104	8
Series 3461, Class LZ, 6.00%, 6/15/2038	4	4
Series 3481, Class SJ, IF, IO, 2.10%, 8/15/2038 (e)	114	8
Series 3511, Class SA, IF, IO, 2.25%, 2/15/2039 (e)	85	4
Series 4701, Class CH, 3.00%, 7/15/2039	69	66
Series 3549, Class FA, 4.95%, 7/15/2039 (e)	6	7
Series 3621, Class BO, PO, 1/15/2040	50	43
Series 3632, Class BS, IF, 5.00%, 2/15/2040 (e)	15	14
Series 3747, Class PY, 4.00%, 10/15/2040	441	422
Series 3925, Class FL, 4.20%, 1/15/2041 (e)	1	1
Series 3844, Class DB, 4.50%, 4/15/2041	30	29
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (e)	46	43
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	155	149
Series 3871, Class JB, 5.50%, 6/15/2041	19	19
Series 3924, Class LC, 4.00%, 9/15/2041	166	157
Series 3957, Class B, 4.00%, 11/15/2041	55	53
Series 3966, Class NA, 4.00%, 12/15/2041	144	138
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,019
Series 4928, Class PB, 2.50%, 9/25/2048	296	271
Series 4902, Class BA, 3.00%, 1/25/2049	193	174
Series 4865, Class PE, 3.00%, 3/15/2049	153	145
Series 5675, Class MO, PO, 5/25/2056	8,884	6,798
Series 5686, Class SD, IF, 3.97%, 8/25/2056 (e)	5,234	4,329
Series 5686, Class SN, IF, 3.97%, 8/25/2056 (e)	6,957	5,864
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	105	16
Series 233, Class 13, IO, 5.00%, 9/15/2035	146	20
Series 269, Class 30, 3.00%, 8/15/2042	31	28
Series 299, Class 300, 3.00%, 1/15/2043	757	680
Series 310, PO, 9/15/2043	444	338
Series 323, Class 300, 3.00%, 1/15/2044	629	564
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.38%, 7/25/2032 (e)	151	136
Series T-76, Class 2A, 2.04%, 10/25/2037 (e)	386	350
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	129	124
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series T-54, Class 2A, 6.50%, 2/25/2043	703	714
Series T-54, Class 3A, 7.00%, 2/25/2043	197	198
Series T-58, Class A, PO, 9/25/2043	41	34
Series T-59, Class 1AP, PO, 10/25/2043	105	67
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.69%, 10/25/2034 (e)	44	44
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	297	117
Series 2007-FA4, Class 1A2, IF, IO, 1.87%, 8/25/2037 (e)	779	42
FNMA REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	2	2
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	37	38
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	43	43
Series 2004-W15, Class 2AF, 4.01%, 8/25/2044 (e)	73	73
Series 2005-W3, Class 2AF, 3.98%, 3/25/2045 (e)	199	198
Series 2006-W2, Class 1AF1, 3.98%, 2/25/2046 (e)	63	62
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	2,288	2,258
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	267	277
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	151	153
FNMA, REMIC
Series 1997-27, Class J, 7.50%, 4/18/2027	—	—
Series 1997-29, Class J, 7.50%, 4/20/2027	—	—
Series 1997-39, Class PD, 7.50%, 5/20/2027	2	2
Series 2012-98, Class KY, 3.50%, 9/25/2027	150	149
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	3	3
Series 1999-17, Class C, 6.35%, 4/25/2029	2	2
Series 1999-62, Class PB, 7.50%, 12/18/2029	2	2
Series 2000-2, Class ZE, 7.50%, 2/25/2030	13	13
Series 2010-136, Class BA, 3.50%, 12/25/2030	139	135
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	33

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-7, Class PF, 7.00%, 3/25/2031	2	2
Series 2011-31, Class DB, 3.50%, 4/25/2031	361	351
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	24	2
Series 2001-30, Class PM, 7.00%, 7/25/2031	18	19
Series 2001-36, Class DE, 7.00%, 8/25/2031	24	25
Series 2001-49, Class Z, 6.50%, 9/25/2031	8	8
Series 2001-44, Class MY, 7.00%, 9/25/2031	48	50
Series 2001-44, Class PD, 7.00%, 9/25/2031	5	5
Series 2001-44, Class PU, 7.00%, 9/25/2031	9	9
Series 2001-52, Class KB, 6.50%, 10/25/2031	9	9
Series 2003-52, Class SX, IF, 11.68%, 10/25/2031 (e)	11	12
Series 2001-61, Class Z, 7.00%, 11/25/2031	76	77
Series 2001-72, Class SX, IF, 8.72%, 12/25/2031 (e)	1	1
Series 2002-1, Class SA, IF, 12.98%, 2/25/2032 (e)	5	6
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (e)	26	—
Series 2002-11, Class QF, 4.26%, 3/25/2032 (e)	1	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (e)	—	—
Series 2002-21, Class LO, PO, 4/25/2032	2	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	20	20
Series 2002-28, Class PK, 6.50%, 5/25/2032	49	50
Series 2012-66, Class CB, 3.00%, 6/25/2032	1,265	1,211
Series 2002-37, Class Z, 6.50%, 6/25/2032	15	16
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	28	1
Series 2002-51, Class FZ, 4.26%, 8/25/2032 (e)	2	3
Series 2002-48, Class GH, 6.50%, 8/25/2032	69	71
Series 2002-52, Class FG, 4.26%, 9/25/2032 (e)	1	1
Series 2002-68, Class FT, 4.05%, 10/18/2032 (e)	—	—
Series 2002-64, Class FE, 4.10%, 10/18/2032 (e)	—	—
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (e)	8	8
Series 2004-59, Class BG, PO, 12/25/2032	29	26
Series 2002-77, Class S, IF, 7.59%, 12/25/2032 (e)	13	13
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-95, Class FT, 4.26%, 1/25/2033 (e)	1	1
Series 2002-97, Class GB, 5.50%, 1/25/2033	3	3
Series 2003-22, Class UD, 4.00%, 4/25/2033	302	294
Series 2003-35, Class UC, 3.75%, 5/25/2033	—	—
Series 2003-42, Class GB, 4.00%, 5/25/2033	25	24
Series 2003-34, Class AX, 6.00%, 5/25/2033	49	50
Series 2003-34, Class ED, 6.00%, 5/25/2033	197	200
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	9	1
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	83	10
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	166	11
Series 2003-47, Class PE, 5.75%, 6/25/2033	45	46
Series 2003-64, Class SX, IF, 4.41%, 7/25/2033 (e)	12	11
Series 2003-87, Class SL, IF, 5.34%, 7/25/2033 (e)	20	20
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 2.49%, 8/25/2033 (e)	108	98
Series 2003-74, Class SH, IF, 3.41%, 8/25/2033 (e)	25	23
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	109	12
Series 2003-91, Class SD, IF, 6.24%, 9/25/2033 (e)	19	19
Series 2013-101, Class AE, 3.00%, 10/25/2033	1,308	1,247
Series 2013-101, Class E, 3.00%, 10/25/2033	1,273	1,213
Series 2013-108, Class GU, 3.00%, 10/25/2033	1,565	1,488
Series 2003-116, Class SB, IF, IO, 3.84%, 11/25/2033 (e)	103	7
Series 2006-44, Class P, PO, 12/25/2033	250	219
Series 2003-131, Class CH, 5.50%, 1/25/2034	15	15
Series 2003-130, Class SX, IF, 5.88%, 1/25/2034 (e)	1	1
Series 2004-25, Class SA, IF, 9.19%, 4/25/2034 (e)	33	34
Series 2004-46, Class SK, IF, 6.17%, 5/25/2034 (e)	50	52
Series 2004-46, Class QB, IF, 8.97%, 5/25/2034 (e)	37	37
Series 2004-36, Class SA, IF, 9.19%, 5/25/2034 (e)	99	103
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-51, Class SY, IF, 6.72%, 7/25/2034 (e)	20	20
Series 2005-56, Class S, IF, IO, 2.95%, 7/25/2035 (e)	123	7
Series 2005-66, Class SG, IF, 7.98%, 7/25/2035 (e)	40	42
Series 2005-68, Class PG, 5.50%, 8/25/2035	73	73
Series 2005-72, Class SB, IF, 7.48%, 8/25/2035 (e)	1	1
Series 2005-84, Class XM, 5.75%, 10/25/2035	169	171
Series 2005-110, Class GL, 5.50%, 12/25/2035	991	997
Series 2005-109, Class PC, 6.00%, 12/25/2035	37	37
Series 2006-16, Class OA, PO, 3/25/2036	34	29
Series 2006-22, Class AO, PO, 4/25/2036	63	56
Series 2006-23, Class KO, PO, 4/25/2036	7	6
Series 2006-44, Class GO, PO, 6/25/2036	96	85
Series 2006-53, Class US, IF, IO, 2.82%, 6/25/2036 (e)	140	8
Series 2006-56, PO, 7/25/2036	65	57
Series 2006-58, PO, 7/25/2036	43	37
Series 2006-58, Class AP, PO, 7/25/2036	93	75
Series 2006-65, Class QO, PO, 7/25/2036	63	54
Series 2006-56, Class FC, 4.05%, 7/25/2036 (e)	116	115
Series 2006-58, Class FL, 4.22%, 7/25/2036 (e)	11	11
Series 2006-60, Class DZ, 6.50%, 7/25/2036	1,501	1,552
Series 2011-19, Class ZY, 6.50%, 7/25/2036	5	5
Series 2006-72, Class TO, PO, 8/25/2036	12	9
Series 2006-79, Class DO, PO, 8/25/2036	47	39
Series 2007-7, Class SG, IF, IO, 2.74%, 8/25/2036 (e)	724	53
Series 2006-77, Class PC, 6.50%, 8/25/2036	80	81
Series 2006-90, Class AO, PO, 9/25/2036	21	19
Series 2008-42, Class AO, PO, 9/25/2036	23	20
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	264	41
Series 2006-109, PO, 11/25/2036	24	20
Series 2006-110, PO, 11/25/2036	112	97
Series 2006-111, Class EO, PO, 11/25/2036	16	13
Series 2006-124, Class HB, 6.22%, 11/25/2036 (e)	206	217
Series 2006-119, PO, 12/25/2036	18	16
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-118, Class A2, 3.79%, 12/25/2036 (e)	71	69
Series 2009-70, Class CO, PO, 1/25/2037	129	103
Series 2006-128, Class BP, 5.50%, 1/25/2037	9	9
Series 2007-14, Class ES, IF, IO, 2.68%, 3/25/2037 (e)	193	15
Series 2007-77, Class FG, 4.26%, 3/25/2037 (e)	20	20
Series 2007-16, Class FC, 4.51%, 3/25/2037 (e)	27	27
Series 2007-14, Class GZ, 5.50%, 3/25/2037	4	4
Series 2007-48, PO, 5/25/2037	24	21
Series 2007-60, Class AX, IF, IO, 3.39%, 7/25/2037 (e)	535	58
Series 2007-81, Class GE, 6.00%, 8/25/2037	68	70
Series 2007-88, Class VI, IF, IO, 2.78%, 9/25/2037 (e)	373	24
Series 2007-91, Class ES, IF, IO, 2.70%, 10/25/2037 (e)	266	22
Series 2007-116, Class HI, IO, 1.80%, 1/25/2038 (e)	147	10
Series 2008-1, Class BI, IF, IO, 2.15%, 2/25/2038 (e)	94	5
Series 2008-16, Class IS, IF, IO, 2.44%, 3/25/2038 (e)	43	2
Series 2008-10, Class XI, IF, IO, 2.47%, 3/25/2038 (e)	102	6
Series 2008-27, Class SN, IF, IO, 3.14%, 4/25/2038 (e)	51	4
Series 2008-44, PO, 5/25/2038	4	4
Series 2008-53, Class CI, IF, IO, 3.44%, 7/25/2038 (e)	44	3
Series 2008-80, Class SA, IF, IO, 2.09%, 9/25/2038 (e)	137	9
Series 2008-81, Class SB, IF, IO, 2.09%, 9/25/2038 (e)	163	9
Series 2009-6, Class GS, IF, IO, 2.79%, 2/25/2039 (e)	113	8
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	3	—
Series 2009-60, Class HT, 6.00%, 8/25/2039	119	122
Series 2009-99, Class SC, IF, IO, 2.42%, 12/25/2039 (e)	33	2
Series 2009-103, Class MB, 5.97%, 12/25/2039 (e)	57	58
Series 2009-112, Class ST, IF, IO, 2.49%, 1/25/2040 (e)	5	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	35

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-49, Class SC, IF, 5.14%, 3/25/2040 (e)	87	81
Series 2010-64, Class DM, 5.00%, 6/25/2040	24	24
Series 2010-80, Class HZ, 5.00%, 7/25/2040	203	201
Series 2010-71, Class HJ, 5.50%, 7/25/2040	72	72
Series 2010-147, Class SA, IF, IO, 2.77%, 1/25/2041 (e)	399	34
Series 2011-30, Class LS, IO, 1.86%, 4/25/2041 (e)	123	10
Series 2011-75, Class FA, 4.31%, 8/25/2041 (e)	17	17
Series 2011-118, Class MT, 7.00%, 11/25/2041	98	101
Series 2011-130, Class CA, 6.00%, 12/25/2041	299	308
Series 2012-83, Class AC, 3.00%, 8/25/2042	192	170
Series 2013-2, Class AD, 1.50%, 2/25/2043	111	100
Series 2013-6, Class PY, 2.00%, 2/25/2043	97	63
Series 2013-81, Class TA, 3.00%, 2/25/2043	201	200
Series 2017-49, Class LA, 3.00%, 6/25/2043	78	77
Series 2013-92, PO, 9/25/2043	361	272
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,543
Series 2013-101, Class DO, PO, 10/25/2043	638	457
Series 2013-104, Class CY, 5.00%, 10/25/2043	250	248
Series 2013-128, PO, 12/25/2043	648	492
Series 2018-3, Class LP, 3.00%, 2/25/2047	145	136
Series 2018-47, Class VC, 3.00%, 12/25/2047	275	271
Series 2019-25, Class PA, 3.00%, 5/25/2048	89	82
Series 2019-60, Class DA, 2.50%, 3/25/2049	198	173
Series 2020-46, Class KB, 1.25%, 6/25/2050	7,332	5,564
Series 2011-2, Class WA, 5.78%, 2/25/2051 (e)	53	54
Series 2021-95, Class GA, 1.88%, 3/25/2051	6,955	5,649
Series 2026-56, Class SE, IF, 3.56%, 9/25/2054 (e)	5,871	5,182
Series 2026-60, Class SD, IF, 3.97%, 8/25/2056 (e)	5,166	4,335
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 16.63%, 7/25/2037 (e)	4	5
Series 2003-W4, Class 2A, 5.20%, 10/25/2042 (e)	19	19
Series 2003-W1, Class 1A1, 4.64%, 12/25/2042 (e)	177	174
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (e)	81	80
Series 2003-W10, Class 1A4, 4.51%, 6/25/2043	8	7
Series 2009-W1, Class A, 6.00%, 12/25/2049	86	87
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.42%, 6/27/2036 (e)	133	134
Series 2007-54, Class FA, 4.16%, 6/25/2037 (e)	73	73
Series 2007-106, Class A7, 6.04%, 10/25/2037 (e)	38	38
Series 2003-18, Class X1, IO, 0.47%, 12/25/2042 (e)	564	5
FNMA, STRIPS
Series 318, Class 1, PO, 1/25/2032	3	3
Series 329, Class 1, PO, 1/25/2033	9	8
Series 345, Class 6, IO, 5.00%, 12/25/2033 (e)	15	2
Series 351, Class 7, IO, 5.00%, 4/25/2034 (e)	52	5
Series 355, Class 11, IO, 6.00%, 7/25/2034	48	5
Series 365, Class 8, IO, 5.50%, 5/25/2036	74	12
Series 374, Class 5, IO, 5.50%, 8/25/2036	38	6
Series 393, Class 6, IO, 5.50%, 4/25/2037	10	1
Series 383, Class 32, IO, 6.00%, 1/25/2038	20	3
Series 383, Class 33, IO, 6.00%, 1/25/2038	52	9
FNMA, Whole Loan Series 2004-W15, Class 1A1, 6.00%, 8/25/2044	4	4
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.00%, 6/19/2035 (e)	154	150
GNMA
Series 2001-35, Class SA, IF, IO, 4.50%, 8/16/2031 (e)	17	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	106	106
Series 2003-58, Class BE, 6.50%, 1/20/2033	152	152
Series 2003-46, Class MG, 6.50%, 5/20/2033	112	112
Series 2003-52, Class AP, PO, 6/16/2033	31	28
Series 2003-112, Class SA, IF, IO, 2.80%, 12/16/2033 (e)	129	1
Series 2004-16, Class GC, 5.50%, 2/20/2034	27	27
Series 2004-28, Class S, IF, 9.34%, 4/16/2034 (e)	46	48
Series 2004-90, Class SI, IF, IO, 2.33%, 10/20/2034 (e)	171	2
Series 2004-89, Class BS, IF, 5.58%, 10/20/2034 (e)	2	2
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-98, Class SB, IF, 10.75%, 11/20/2034 (e)	19	19
Series 2005-68, Class DP, IF, 7.39%, 6/17/2035 (e)	11	11
Series 2010-14, Class CO, PO, 8/20/2035	60	50
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (e)	273	19
Series 2005-74, Class HB, 7.50%, 9/16/2035	—	—
Series 2005-74, Class HC, 7.50%, 9/16/2035	3	3
Series 2005-68, Class KI, IF, IO, 2.53%, 9/20/2035 (e)	409	22
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	58	4
Series 2006-16, Class OP, PO, 3/20/2036	29	24
Series 2006-38, Class ZK, 6.50%, 8/20/2036	349	348
Series 2006-59, Class SD, IF, IO, 2.93%, 10/20/2036 (e)	112	4
Series 2011-22, Class WA, 5.74%, 2/20/2037 (e)	120	121
Series 2007-9, Class CI, IF, IO, 2.43%, 3/20/2037 (e)	10	—
Series 2007-17, Class JO, PO, 4/16/2037	29	23
Series 2007-17, Class JI, IF, IO, 3.06%, 4/16/2037 (e)	267	14
Series 2007-19, Class SD, IF, IO, 2.43%, 4/20/2037 (e)	141	1
Series 2007-28, Class BO, PO, 5/20/2037	28	23
Series 2007-26, Class SC, IF, IO, 2.43%, 5/20/2037 (e)	117	1
Series 2007-27, Class SA, IF, IO, 2.43%, 5/20/2037 (e)	122	1
Series 2007-36, Class SE, IF, IO, 2.72%, 6/16/2037 (e)	71	—
Series 2007-47, Class PH, 6.00%, 7/16/2037	971	987
Series 2007-40, Class SB, IF, IO, 2.98%, 7/20/2037 (e)	262	2
Series 2007-42, Class SB, IF, IO, 2.98%, 7/20/2037 (e)	156	2
Series 2007-53, Class SW, IF, 8.90%, 9/20/2037 (e)	13	14
Series 2009-79, Class OK, PO, 11/16/2037	42	34
Series 2007-67, Class EI, IF, IO, 0.02%, 11/20/2037 (e)	444	—
Series 2007-67, Class GI, IF, IO, 0.02%, 11/20/2037 (e)	1,332	—
Series 2007-73, Class MI, IF, IO, 2.23%, 11/20/2037 (e)	88	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-76, Class SA, IF, IO, 2.76%, 11/20/2037 (e)	174	1
Series 2007-72, Class US, IF, IO, 2.78%, 11/20/2037 (e)	84	—
Series 2007-79, Class SY, IF, IO, 2.78%, 12/20/2037 (e)	76	—
Series 2008-2, Class NS, IF, IO, 2.79%, 1/16/2038 (e)	183	7
Series 2008-2, Class MS, IF, IO, 3.41%, 1/16/2038 (e)	55	3
Series 2008-10, Class S, IF, IO, 2.06%, 2/20/2038 (e)	95	—
Series 2009-106, Class ST, IF, IO, 2.23%, 2/20/2038 (e)	20	—
Series 2008-36, Class SH, IF, IO, 2.53%, 4/20/2038 (e)	132	1
Series 2008-36, Class ZA, 4.25%, 4/20/2038	228	220
Series 2008-40, Class SA, IF, IO, 2.65%, 5/16/2038 (e)	532	14
Series 2008-38, Class PL, 5.50%, 5/20/2038	39	39
Series 2008-55, Class SA, IF, IO, 2.43%, 6/20/2038 (e)	74	—
Series 2008-71, Class SC, IF, IO, 2.23%, 8/20/2038 (e)	33	—
Series 2008-65, Class PG, 6.00%, 8/20/2038	19	19
Series 2009-25, Class SE, IF, IO, 3.83%, 9/20/2038 (e)	65	1
Series 2008-93, Class AS, IF, IO, 1.93%, 12/20/2038 (e)	98	3
Series 2009-6, Class SA, IF, IO, 2.35%, 2/16/2039 (e)	87	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	198	2
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	91	4
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	85	3
Series 2009-22, Class SA, IF, IO, 2.50%, 4/20/2039 (e)	146	8
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	43	2
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	45	2
Series 2009-43, Class SA, IF, IO, 2.18%, 6/20/2039 (e)	85	2
Series 2009-72, Class SM, IF, IO, 2.50%, 8/16/2039 (e)	162	8
Series 2010-31, Class NO, PO, 3/20/2040	308	264
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	37

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-75, Class WA, 5.06%, 6/20/2040 (e)	369	370
Series 2010-130, Class CP, 7.00%, 10/16/2040	45	46
Series 2010-157, Class OP, PO, 12/20/2040	339	290
Series 2011-75, Class SM, IF, IO, 2.83%, 5/20/2041 (e)	211	11
Series 2014-188, Class W, 4.54%, 10/20/2041 (e)	167	165
Series 2012-141, Class WC, 3.74%, 1/20/2042 (e)	120	112
Series 2012-96, Class QJ, 2.00%, 8/20/2042	113	79
Series 2013-54, Class WA, 4.89%, 11/20/2042 (e)	696	698
Series 2013-91, Class WA, 4.40%, 4/20/2043 (e)	390	367
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,200
Series 2018-160, Class PA, 3.50%, 7/20/2046	358	352
Series 2024-110, Class JC, 3.00%, 9/20/2047	11,379	10,735
Series 2018-5, Class AB, 3.00%, 1/20/2048	89	79
Series 2025-6, Class A, 3.50%, 11/20/2050	5,017	4,659
Series 2022-9, Class P, 2.00%, 9/20/2051	4,638	4,038
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,490	1,286
Series 2023-115, Class TS, IF, 7.87%, 6/20/2053 (e)	3,159	3,019
Series 2026-106, Class HT, PO, 6/20/2056	10,094	8,301
Series 2026-107, Class SG, IF, 4.90%, 6/20/2056 (e)	10,848	9,538
Series 2012-H24, Class FG, 4.21%, 4/20/2060 (e)	1	1
Series 2013-H03, Class FA, 4.08%, 8/20/2060 (e)	—	—
Series 2012-H21, Class CF, 4.48%, 5/20/2061 (e)	—	—
Series 2013-H05, Class FB, 4.22%, 2/20/2062 (e)	10	10
Series 2012-H15, Class FA, 4.23%, 5/20/2062 (e)	—	—
Series 2012-H26, Class MA, 4.33%, 7/20/2062 (e)	3	3
Series 2012-H28, Class FA, 4.36%, 9/20/2062 (e)	1	1
Series 2012-H29, Class FA, 4.30%, 10/20/2062 (e)	27	27
Series 2012-H31, Class FD, 4.12%, 12/20/2062 (e)	111	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 4.23%, 2/20/2063 (e)	93	93
Series 2013-H07, Class HA, 4.19%, 3/20/2063 (e)	78	78
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
Series 2013-H18, Class JA, 4.38%, 8/20/2063 (e)	96	96
Series 2014-H01, Class FD, 4.43%, 1/20/2064 (e)	39	39
Series 2014-H09, Class TA, 4.38%, 4/20/2064 (e)	51	51
Series 2024-57, Class PT, 4.50%, 4/20/2064	3,176	2,999
Series 2015-H15, Class FD, 4.22%, 6/20/2065 (e)	124	124
Series 2015-H15, Class FJ, 4.22%, 6/20/2065 (e)	267	267
Series 2015-H16, Class FG, 4.22%, 7/20/2065 (e)	244	243
Series 2015-H23, Class FB, 4.30%, 9/20/2065 (e)	225	225
Series 2015-H32, Class FH, 4.44%, 12/20/2065 (e)	187	188
Series 2017-H08, Class XI, IO, 2.21%, 3/20/2067 (e)	1,157	54
Series 2017-H14, Class FV, 4.28%, 6/20/2067 (e)	12	12
Series 2021-H14, Class CF, 5.04%, 9/20/2071 (e)	4,327	4,416
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (e)	168	166
Series 2005-RP3, Class 1AS, IO, 0.35%, 9/25/2035 (b) (e)	287	—
Series 2005-RP3, Class 1AF, 4.13%, 9/25/2035 (b) (e)	379	328
Series 2006-RP2, Class 1AS2, IF, IO, 2.13%, 4/25/2036 (b) (e)	1,047	47
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	59	60
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	23	23
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	49	49
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	184	181
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	610	224
Impac CMB Trust Series 2005-4, Class 2A1, 4.38%, 5/25/2035 (e)	47	45
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1, 5.20%, 8/25/2033 (e)	5	5
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.48%, 5/25/2036 (e)	39	37
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.27%, 11/25/2033 (e)	45	45
Series 2006-A3, Class 6A1, 4.79%, 8/25/2034 (e)	13	13
Series 2006-A2, Class 4A1, 6.01%, 8/25/2034 (e)	60	61
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.58%, 4/25/2036 (e)	156	95
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	414	93
LHOME Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (e)	3,045	3,046
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.00%, 4/21/2034 (e)	38	37
Series 2004-4, Class 2A1, 5.92%, 5/25/2034 (e)	21	20
Series 2004-13, Class 3A7, 5.29%, 11/21/2034 (e)	93	92
Series 2004-15, Class 3A1, 6.76%, 12/25/2034 (e)	29	29
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	10
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	22	22
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	74	71
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	58	58
Series 2004-6, Class 30, PO, 7/25/2034	73	60
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	104	100
Series 2004-7, Class 30, PO, 8/25/2034	32	22
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-12, Class 30, PO, 12/25/2033	1	—
Series 2004-1, Class 30, PO, 2/25/2034	5	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.13%, 5/25/2035 (b) (e)	976	442
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	31	21
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.40%, 10/25/2028 (e)	9	9
Series 2003-F, Class A1, 4.42%, 10/25/2028 (e)	27	27
Series 2004-A, Class A1, 4.24%, 4/25/2029 (e)	27	24
Series 2004-B, Class A3, 4.91%, 5/25/2029 (e)	2	2
Series 2004-1, Class 2A1, 5.24%, 12/25/2034 (e)	42	40
MOO Securitization Trust, 4.75%, 7/25/2066 ‡	5,000	4,738
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	102	87
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (f)	2,937	2,939
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (f)	3,545	3,537
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	32	32
Series 2003-A1, Class A1, 5.50%, 5/25/2033	5	5
Series 2003-A1, Class A2, 6.00%, 5/25/2033	13	13
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (e)	3,218	3,007
RALI Trust Series 2004-QA6, Class NB2, 4.29%, 12/26/2034 (e)	152	147
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	5,377	4,511
Series 2025-2, Class MTU, 3.25%, 6/25/2065	4,742	3,920
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	9,227	8,476
Series 2025-2, Class A1, 3.00%, 10/25/2035	10,129	9,262
Sequoia Mortgage Trust Series 10, Class 1A, 4.57%, 10/20/2027 (e)	1	1
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 4.42%, 10/19/2034 (e)	64	61
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	39

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.42%, 9/25/2043 (e)	34	33
Series 2004-4, Class 3A, 5.05%, 12/25/2044 (e)	74	73
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (f)	2,000	2,000
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	4,765	4,181
Vendee Mortgage Trust
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	13	14
Series 1998-1, Class 2E, 7.00%, 3/15/2028	44	44
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	113	113
Series 2003-2, Class Z, 5.00%, 5/15/2033	861	852
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	174	169
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1, 5.70%, 6/25/2033 (e)	3	3
Series 2003-AR8, Class A, 4.99%, 8/25/2033 (e)	13	13
Series 2003-AR9, Class 1A6, 5.18%, 9/25/2033 (e)	237	233
Series 2003-AR9, Class 2A, 5.47%, 9/25/2033 (e)	12	12
Series 2003-S9, Class P, PO, 10/25/2033	6	5
Series 2003-S9, Class A8, 5.25%, 10/25/2033	127	124
Series 2003-AR10, Class A7, 5.58%, 10/25/2033 (e)	5	5
Series 2004-AR3, Class A1, 4.87%, 6/25/2034 (e)	22	21
Series 2004-AR3, Class A2, 4.87%, 6/25/2034 (e)	19	18
Series 2006-AR10, Class 2P, 4.00%, 9/25/2036 (e)	36	32
Series 2006-AR12, Class 2P, 3.76%, 10/25/2036 (e)	30	26
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 1.22%, 4/25/2035 (e)	289	8
Series 2005-2, Class 1A4, IF, IO, 1.27%, 4/25/2035 (e)	1,403	39
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	435	65
Series 2005-4, Class CB7, 5.50%, 6/25/2035	406	371
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	387	56
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	77	66
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	492	421
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	54	49
Total Collateralized Mortgage Obligations (Cost $263,009)		255,914
Commercial Mortgage-Backed Securities — 2.9%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (e)	1,300	898
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (b) (e)	3,395	3,299
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (b) (e)	1,470	1,429
FHLMC MSCR Trust Series 2026-MN14, Class M1, 5.34%, 6/25/2046 (b) (e)	3,838	3,839
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,449
Series K070, Class A2, 3.30%, 11/25/2027 (e)	1,748	1,724
Series K070, Class AM, 3.36%, 12/25/2027	153	151
Series K117, Class A2, 1.41%, 8/25/2030	500	441
Series K754, Class AM, 4.94%, 11/25/2030 (e)	1,740	1,746
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,590
Series K142, Class A2, 2.40%, 3/25/2032	555	491
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,799
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	1,005	945
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (e)	506	504
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	3,403	3,381
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	2,385	2,364
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (e)	1,942	1,905
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	2,953	2,896
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (e)	198	194
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (e)	1,475	1,423
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan Institutional Trust Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M50, Class A2, 1.20%, 10/25/2030	985	963
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (e)	16,829	397
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (e)	2,818	2,583
Series 2026-M9, Class A1, 1.62%, 10/25/2031 (e)	872	778
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	5,675	4,941
Series 2022-M13, Class A2, 2.67%, 6/25/2032 (e)	6,802	6,056
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (e)	4,064	3,844
Series 2026-M9, Class A, 1.62%, 1/25/2033 (e)	869	759
Series 2026-M9, Class A2, 1.62%, 1/25/2033 (e)	4,168	3,466
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (e)	3,290	3,215
Series 2021-M3, Class X1, IO, 1.96%, 11/25/2033 (e)	2,274	118
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	22,652	3
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (e)	16,461	13,747
Series 2026-M10, Class PS, 1.91%, 7/25/2035 (e)	3,373	2,897
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 6.23%, 1/25/2029 (b) (e)	1,225	1,218
Series 2019-K101, Class B, 3.64%, 10/25/2052 (b) (e)	175	165
Series 2019-K100, Class B, 3.61%, 11/25/2052 (b) (e)	175	165
Series 2020-K737, Class B, 3.36%, 1/25/2053 (b) (e)	550	547
Series 2019-K96, Class C, 3.94%, 8/25/2056 (b) (e)	7,251	6,872
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	936
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,855
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	1,987
PRM7 Trust Series 2025-PRM7, Class C, 4.94%, 11/10/2042 (b) (e)	2,220	2,145
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PSA Trust Series 2026-STOR, Class A, 5.55%, 8/15/2031 (b) (e)	8,965	8,974
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	1,885	1,891
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (b)	5,000	5,086
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/27/2040 (b)	6,646	6,523
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	4,355	3,847
Towd Point Mortgage Trust Series 2026-MF1, Class AS, 5.40%, 9/25/2066 ‡ (b) (e)	6,250	6,421
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (b) (e)	365	333
WHARF Commercial Mortgage Trust Series 2025-DC, Class B, 5.54%, 7/15/2040 (b) (e)	8,000	7,979
Total Commercial Mortgage-Backed Securities (Cost $140,096)		136,179
Foreign Government Securities — 0.7%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	5,966	5,959
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	550	327
Republic of Chile 2.55%, 1/27/2032	497	437
Republic of Panama 5.23%, 2/23/2034	1,830	1,775
Republic of Peru 5.63%, 11/18/2050	88	82
Republic of Poland 5.50%, 3/18/2054	921	823
United Mexican States
6.00%, 5/13/2030	1,061	1,091
2.66%, 5/24/2031	1,075	947
5.85%, 7/2/2032	2,316	2,324
5.38%, 3/22/2033	6,819	6,605
5.63%, 2/9/2034	1,194	1,159
3.50%, 2/12/2034	1,252	1,058
5.63%, 9/22/2035	1,940	1,859
6.88%, 5/13/2037	1,578	1,623
6.25%, 8/27/2037	2,985	2,928
6.63%, 1/29/2038	1,445	1,450
5.55%, 1/21/2045	33	29
4.60%, 1/23/2046	3,588	2,672
6.34%, 5/4/2053	310	279
3.77%, 5/24/2061	772	442
Total Foreign Government Securities (Cost $35,967)		33,869
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	41

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.2% (h)
California — 0.0% ^
State of California, Various Purpose, GO, 7.30%, 10/1/2039	350	389
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	16	16
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,875	1,925
Series 165, Rev., 5.65%, 11/1/2040	440	452
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,655
Total New York		4,048
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,255	1,408
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,245
Ohio University, General Receipts, Federally Taxable Series 2014, Rev., 5.59%, 12/1/2114	200	178
Total Ohio		2,831
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	513
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	542	548
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,146
Total Texas		1,694
Total Municipal Bonds (Cost $10,163)		9,475
U.S. Government Agency Securities — 0.2%
FHLB 5.50%, 7/15/2036	30	31
Tennessee Valley Authority
5.88%, 4/1/2036	6,909	7,419
4.63%, 9/15/2060	365	306
4.25%, 9/15/2065	51	39
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee Valley Authority STRIPS DN, 6.22%, 6/15/2035 (a)	800	514
Total U.S. Government Agency Securities (Cost $9,256)		8,309
Loan Assignments — 0.0% (i) ^
Consumer Finance — 0.0% ^
OneSky Loan Trust, 1st Lien Term Loan, 3.88%, 1/15/2031 (Cost $1,533)	1,523	1,455
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (j) (k) (Cost $73,796)	73,791	73,799
Total Investments — 99.8% (Cost $4,842,055)		4,659,582
Other Assets in Excess of Liabilities — 0.2%		9,386
NET ASSETS — 100.0%		4,668,968

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CME	Chicago Mercantile Exchange
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan Institutional Trust Funds	August 31, 2026

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2026.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $528 or 0.01% of the Fund’s net
assets as of August 31, 2026.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	43

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	466	12/21/2026	USD	50,678	(26)
U.S. Treasury Ultra Bond	1,127	12/21/2026	USD	124,181	15
U.S. Treasury 2 Year Note	1,707	12/31/2026	USD	350,402	(935)
U.S. Treasury 5 Year Note	204	12/31/2026	USD	21,573	(93)
					(1,039)
Short Contracts
U.S. Treasury 10 Year Note	(682)	12/21/2026	USD	(73,486)	521
U.S. Treasury 10 Year Ultra Note	(2,233)	12/21/2026	USD	(244,548)	1,095
					1,616
					577

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan Institutional Trust Funds	August 31, 2026

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Core Bond Trust
ASSETS:
Investments in non-affiliates, at value	$4,585,783
Investments in affiliates, at value	73,799
Deposits at broker for futures contracts	5,319
Receivables:
Investment securities sold	93
Fund shares sold	55,000
Interest from non-affiliates	28,753
Dividends from affiliates	228
Total Assets	4,748,975
LIABILITIES:
Payables:
Due to custodian	1,393
Investment securities purchased	47,995
Investment securities purchased — delayed delivery securities	29,814
Variation margin on futures contracts	194
Accrued liabilities:
Investment advisory fees	510
Administration fees	11
Custodian and accounting fees	88
Other	2
Total Liabilities	80,007
Net Assets	$4,668,968
NET ASSETS:
Paid-in-Capital	$4,993,783
Total distributable earnings (loss)	(324,815)
Total Net Assets	$4,668,968
Net Assets:
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	532,521
Net asset value, offering and redemption price per share (a)	$8.77
Cost of investments in non-affiliates	$4,768,259
Cost of investments in affiliates	73,796

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	45

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)
(Amounts in thousands)

JPMorgan Core Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$106,980
Interest income from affiliates	1
Dividend income from affiliates	1,476
Total investment income	108,457
EXPENSES:
Investment advisory fees	6,463
Administration fees	2,308
Custodian and accounting fees	138
Interest expense to affiliates	5
Professional fees	52
Trustees’ and Chief Compliance Officer’s fees	17
Printing and mailing costs	4
Transfer agency fees	14
Other	73
Total expenses	9,074
Less fees waived	(5,684)
Net expenses	3,390
Net investment income (loss)	105,067
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(19,246)
Investments in affiliates	(13)
Futures contracts	(7,732)
Net realized gain (loss)	(26,991)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(181,844)
Investments in affiliates	(1)
Futures contracts	270
Change in net unrealized appreciation/depreciation	(181,575)
Net realized/unrealized gains (losses)	(208,566)
Change in net assets resulting from operations	$(103,499)
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan Institutional Trust Funds	August 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Trust
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$105,067	$157,024
Net realized gain (loss)	(26,991)	(11,612)
Change in net unrealized appreciation/depreciation	(181,575)	104,266
Change in net assets resulting from operations	(103,499)	249,678
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(105,306)	(156,371)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	334,598	1,712,155
NET ASSETS:
Change in net assets	125,793	1,805,462
Beginning of period	4,543,175	2,737,713
End of period	$4,668,968	$4,543,175
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$462,520	$1,737,060
Subscriptions in-kind (See Note 8)	—	80,383
Distributions reinvested	99,335	145,854
Cost of shares redeemed	(227,257)	(251,142)
Change in net assets resulting from capital transactions	$334,598	$1,712,155
SHARE TRANSACTIONS:
Issued	51,987	192,842
Subscriptions in-kind (See Note 8)	—	8,931
Reinvested	11,177	16,173
Redeemed	(25,488)	(27,847)
Change in Shares	37,676	190,099
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Six Months Ended August 31, 2026 (Unaudited)	$9.18	$0.20	$(0.40)	$(0.20)	$(0.21)	$—	$(0.21)
Year Ended February 28, 2026	8.98	0.40	0.20	0.60	(0.40)	—	(0.40)
Year Ended February 28, 2025	8.80	0.39	0.17	0.56	(0.38)	—	(0.38)
Year Ended February 29, 2024	8.84	0.35	(0.04)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	9.98	0.29	(1.14)	(0.85)	(0.29)	—	(0.29)
Year Ended February 28, 2022	10.50	0.26	(0.45)	(0.19)	(0.26)	(0.07)	(0.33)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMorgan Institutional Trust Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.77	(2.24)%	$4,668,968	0.15%	4.55%	0.39%	19%
9.18	6.82	4,543,175	0.15	4.45	0.40	36
8.98	6.54	2,737,713	0.15	4.34	0.40	32
8.80	3.61	2,313,452	0.15	4.00	0.40	30
8.84	(8.57)	2,131,431	0.14	3.19	0.41	53
9.98	(1.92)	2,073,952	0.14	2.46	0.40	66

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	JPMorgan Institutional Trust Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Core Bond Trust (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at August 31, 2026.

50	JPMorgan Institutional Trust Funds	August 31, 2026

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$438,874	$109,909	$548,783
Collateralized Mortgage Obligations	—	233,861	22,053	255,914
Commercial Mortgage-Backed Securities	—	129,758	6,421	136,179
Corporate Bonds
Aerospace & Defense	—	24,229	—	24,229
Automobiles	—	1,642	—	1,642
Banks	—	331,547	—	331,547
Beverages	—	5,131	—	5,131
Biotechnology	—	25,618	—	25,618
Broadline Retail	—	11,507	—	11,507
Building Products	—	1,298	—	1,298
Capital Markets	—	108,729	—	108,729
Chemicals	—	7,215	—	7,215
Commercial Services & Supplies	—	6,083	296	6,379
Communications Equipment	—	2,104	—	2,104
Construction & Engineering	—	7,864	—	7,864
Construction Materials	—	4,524	—	4,524
Consumer Finance	—	50,315	—	50,315
Consumer Staples Distribution & Retail	—	1,938	—	1,938
Containers & Packaging	—	3,385	—	3,385
Diversified	—	—	5,540	5,540
Diversified Consumer Services	—	1,048	—	1,048
Diversified REITs	—	6,464	—	6,464
Diversified Telecommunication Services	—	41,087	—	41,087
Electric Utilities	—	110,451	—	110,451
Electrical Equipment	—	2,882	—	2,882
Electronic Equipment, Instruments & Components	—	3,049	—	3,049
Energy Equipment & Services	—	2,749	—	2,749
Financial Services	—	21,992	48,592	70,584
Food Products	—	22,255	—	22,255
Gas Utilities	—	2,857	—	2,857
Ground Transportation	—	3,111	—	3,111
Health Care Equipment & Supplies	—	3,566	—	3,566
Health Care Providers & Services	—	35,579	10,821	46,400

August 31, 2026	JPMorgan Institutional Trust Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care REITs	$—	$3,652	$—	$3,652
Hotels, Restaurants & Leisure	—	2,039	—	2,039
Independent Power and Renewable Electricity Producers	—	6,815	—	6,815
Industrial Conglomerates	—	3,855	—	3,855
Industrial REITs	—	1,465	—	1,465
Insurance	—	20,894	—	20,894
Interactive Media & Services	—	15,544	—	15,544
IT Services	—	8,348	—	8,348
Life Sciences Tools & Services	—	2,392	—	2,392
Machinery	—	501	—	501
Media	—	7,996	—	7,996
Metals & Mining	—	9,318	—	9,318
Mortgage Real Estate Investment Trusts (REITs)	—	—	3,000	3,000
Multi-Utilities	—	13,129	—	13,129
Office REITs	—	313	—	313
Oil, Gas & Consumable Fuels	—	55,174	—	55,174
Passenger Airlines	—	746	—	746
Pharmaceuticals	—	9,867	—	9,867
Residential REITs	—	4,821	—	4,821
Retail REITs	—	2,819	—	2,819
Semiconductors & Semiconductor Equipment	—	21,458	—	21,458
Software	—	18,521	—	18,521
Specialized REITs	—	14,574	—	14,574
Specialty Retail	—	2,112	—	2,112
Technology Hardware, Storage & Peripherals	—	6,721	—	6,721
Tobacco	—	3,303	—	3,303
Trading Companies & Distributors	—	3,391	—	3,391
Water Utilities	—	736	—	736
Wireless Telecommunication Services	—	4,682	—	4,682
Total Corporate Bonds	—	1,095,405	68,249	1,163,654
Foreign Government Securities	—	33,869	—	33,869
Loan Assignments	—	1,455	—	1,455
Mortgage-Backed Securities	—	858,123	—	858,123
Municipal Bonds	—	9,475	—	9,475
U.S. Government Agency Securities	—	8,309	—	8,309
U.S. Treasury Obligations	—	1,570,022	—	1,570,022
Short-Term Investments
Investment Companies	73,799	—	—	73,799
Total Investments in Securities	$73,799	$4,379,151	$206,632	$4,659,582
Appreciation in Other Financial Instruments
Futures Contracts	$1,631	$—	$—	$1,631
Depreciation in Other Financial Instruments
Futures Contracts	$(1,054)	$—	$—	$(1,054)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$577	$—	$—	$577

52	JPMorgan Institutional Trust Funds	August 31, 2026

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$71,152	$118	$(1,822)	$16	$56,655	$(10,684)	$—	$(5,526)	$109,909
Collateralized Mortgage Obligations	19,283	—	(112)	10	11,738	(4,493)	—	(4,373)	22,053
Commercial Mortgage-Backed Securities	1,983	—	20	— (a)	6,421	(2,003)	—	—	6,421
Corporate Bonds	37,196	— (a)	32	(27)	38,234	(7,186)	—	—	68,249
Total	$129,614	$118	$(1,882)	$(1)	$113,048	$(24,366)	$—	$(9,899)	$206,632

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(1,784). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$7,205	Discounted Cash Flow	Constant Default Rate	39.47% (39.47%)
			Yield (Discount Rate of Cash Flows)	17.38% (17.38%)

Asset-Backed Securities	7,205
	49,864	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.50% - 13.34% (2.83%)

Corporate Bonds	49,864
Total	$57,069

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $149,561. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of August 31, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

August 31, 2026	JPMorgan Institutional Trust Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
C. Loan Assignments— The Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Fund invested in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statement of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOI, if any.
E. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that

54	JPMorgan Institutional Trust Funds	August 31, 2026

exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not have any securities out on loan at August 31, 2026.
F. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$81,659	$693,227	$701,073	$(13)	$(1)	$73,799	73,791	$1,476	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
G. Futures Contracts— The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the futures contracts activity during the six months ended August 31, 2026:

Futures Contracts:
Average Notional Balance Long	$552,467
Average Notional Balance Short	(226,947)
Ending Notional Balance Long	546,834
Ending Notional Balance Short	(318,034)

August 31, 2026	JPMorgan Institutional Trust Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
The Fund invests in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.

56	JPMorgan Institutional Trust Funds	August 31, 2026

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Placement Agent— J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Fund's Placement Agent. The Placement Agent provides various sales support activities in connection with the Fund’s private placement of its shares.
E. Waivers and Reimbursements— The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.15% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended August 31, 2026 and the contractual expense limitation is in place until at least June 30, 2028.
For the six months ended August 31, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Total
$3,361	$2,240	$5,601
Additionally, the Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended August 31, 2026 was $83.
F. Other— Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2026, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$834,401	$497,139	$329,549	$361,613

August 31, 2026	JPMorgan Institutional Trust Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,842,055	$9,395	$191,291	$(181,896)
At February 28, 2026, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$16,526	$97,764
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2026, the Fund deferred to March 1, 2026 the following net capital losses (gains):
Net Capital Losses (Gains)
Short-Term	Long-Term
$(2,199)	$4,082
During the year ended February 28, 2026, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$2,940
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

58	JPMorgan Institutional Trust Funds	August 31, 2026

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended August 31, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund deems subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund's net assets could be adversely affected.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Transfer in-Kind
During the year ended February 28, 2026, certain shareholders purchased shares of the Fund. The portfolio securities were delivered primarily by means of subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below.
Date	Value	Type
August 27, 2025	$80,383 (a)	Subscription-in-kind

(a)	This amount includes cash of approximately $576 associated with the subscription in-kind.

August 31, 2026	JPMorgan Institutional Trust Funds	59

THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION:
INVESTMENT ADVISER
J.P. Morgan Investment Management Inc.
390 Madison Avenue
New York, New York 10017
PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
390 Madison Avenue
New York, New York 10017
This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-INSTT-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreement. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 13, 2026.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
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The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
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The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
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The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
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The Adviser’s risk management processes, systems and oversight;
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Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
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The administration services provided by the Adviser in its role as Administrator;

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Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
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The overall reputation and capabilities of the Adviser and its affiliates;
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The commitment of the Adviser to provide high quality service to the Fund;
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Their overall confidence in the Adviser’s integrity; and
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The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that the Adviser earns fees from the Fund for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. In addition to the service arrangements with JPMCB described above, the Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (the “Fee Cap”), which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's ongoing investments in its business in support of the Fund, including the Adviser's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap the Adviser has in place that serves to limit the overall net expense ratio of the Fund at competitive levels was reasonable.

The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rate charged to the Fund in comparison to those charged to the Adviser’s other clients was reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fee and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser. In doing so, the Trustees compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Peer Group (the “Peer Group”), a subset of funds within the Universe. The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund The Trustees considered the Fee Cap currently in place for the Fund, the net advisory fee rate and net expense ratio, taking into account any waivers and /or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratios are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 2, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2026